UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21038

MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)

1300 Merrill Lynch Drive, Pennington, NJ		08534
(Address of principal executive offices)		(Zip code)

Barry G. Skolnick 1300 Merrill Lynch Drive Pennington, NJ 08534
(Name and address of agent for service)

Registrant's telephone number, including area code:	609-274-5390

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

MLIG Variable Insurance Trust —
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.9%
Consumer Discretionary — 20.3%
Distributors — 1.8%
Genuine Parts Co.	63,700	$2,747,381

Hotels, Restaurants & Leisure — 2.4%
Brinker International, Inc.	46,700	1,872,203
OSI Restaurant Partners, Inc.	55,200	1,750,392
		3,622,595
Household Durables — 4.6%
American Greetings Corp. (Class A)	79,200	1,831,104
Newell Rubbermaid, Inc.	55,600	1,574,592
Snap-On, Inc.	57,300	2,552,715
Tupperware Brands Corp.	59,800	1,163,708
		7,122,119
Media — 6.6%
Clear Channel Communications, Inc.	105,000	3,029,250
Interpublic Group of Cos., Inc. *	374,691	3,709,441
RH Donnelley Corp. *	63,000	3,332,700
		10,071,391
Multiline Retail — 1.5%
Federated Department Stores, Inc.	52,616	2,273,537

Specialty Retail — 3.4%
Foot Locker, Inc.	95,200	2,403,800
OfficeMax, Inc.	68,000	2,770,320
		5,174,120
Total Consumer Discretionary		31,011,143

Consumer Staples — 2.7%
Food & Staples Retailing — 2.7%
Kroger Co. (The)	82,800	1,915,992
Safeway, Inc.	71,100	2,157,885
Total Consumer Staples		4,073,877

Energy — 4.9%
Energy Equipment & Services — 3.2%
GlobalSantaFe Corp.	53,100	2,654,469
Halliburton Co.	77,500	2,204,875
		4,859,344
Oil & Gas — 1.7%
EOG Resources, Inc.	39,600	2,575,980
Total Energy		7,435,324

Financials — 11.9%
Insurance — 9.6%
ACE Ltd.	23,700	1,297,101
Conseco, Inc. *	116,800	2,451,632
Everest Re Group Ltd.	16,200	1,579,986
Genworth Financial, Inc.	44,900	1,571,949
PartnerRe Ltd.	44,700	3,020,379
Safeco Corp.	27,900	1,644,147
XL Capital Ltd. (Class A)	43,700	3,002,190
		14,567,384
Real Estate — 2.0%
Host Hotels & Resorts, Inc. REIT	131,400	3,013,002

Thrifts & Mortgage Finance — 0.4%
PMI Group, Inc. (The)	13,800	604,578
Total Financials		18,184,964

Health Care — 6.2%
Health Care Equipment & Supplies — 1.1%
Bausch & Lomb, Inc.	32,800	1,644,264

Health Care Providers & Services — 1.1
Aetna, Inc.	40,700	1,609,685

Pharmaceuticals — 4.0%
King Pharmaceuticals, Inc. *	183,200	3,119,896
Mylan Laboratories, Inc.	151,050	3,040,636
		6,160,532
Total Health Care		9,414,481

Industrials — 9.5%
Commercial Services & Supplies — 3.3%
Allied Waste Industries, Inc. *	139,800	1,575,546
RR Donnelley & Sons Co.	104,905	3,457,669
		5,033,215
Electrical Equipment — 1.7%
Hubbell, Inc. (Class B)	54,600	2,615,340

Machinery — 2.9%
CNH Global NV	21,820	506,442
Cummins, Inc.	13,500	1,609,605
Timken Co.	78,300	2,331,774
		4,447,821

Trading Companies & Distributors — 1.6%
W.W. Grainger, Inc.	34,700	2,325,594
Total Industrials		14,421,970

Information Technology — 14.1%
Communications Equipment — 5.6%
ADC Telecommunications, Inc. *	137,900	2,068,500
Avaya, Inc. *	239,200	2,736,448
JDS Uniphase Corp. *	710,100	1,555,119
Tellabs, Inc. *	202,000	2,213,920
		8,573,987
Internet Software & Services — 0.2%
Openwave Systems, Inc. *	25,800	241,488

IT Services — 2.7%
Sabre Holdings Corp. (Class A)	173,200	4,051,148

Software — 5.6%
Cadence Design Systems, Inc. *	182,500	3,095,200
McAfee, Inc. *	134,300	3,284,978
Sybase, Inc. *	90,200	2,186,448
		8,566,626
Total Information Technology		21,433,249

Materials — 13.6%
Chemicals — 6.6%
Chemtura Corp.	196,100	1,700,187
Eastman Chemical Co.	57,600	3,111,552
Monsanto Co.	31,900	1,499,619
Mosaic Co. (The) *	174,400	2,947,360
Potash Corp. of Saskatchewan, Inc.	7,726	804,972
		10,063,690
Containers & Packaging — 4.3%
Ball Corp.	82,900	3,353,305
Pactiv Corp. *	111,800	3,177,356
		6,530,661
Paper & Forest Products — 2.7%
Bowater, Inc.	79,800	1,641,486
MeadWestvaco Corp.	93,600	2,481,336
		4,122,822
Total Materials		20,717,173

Telecommunication Services — 4.7%
Diversified Telecommunication Services — 4.7%
CenturyTel, Inc.	41,000	1,626,470
Embarq Corp.	38,400	1,857,408
Level 3 Communications, Inc.*	59,300	317,255
Qwest Communications International, Inc. *	387,800	3,381,616
Total Telecommunication Services		7,182,749

Utilities — 9.0%
Electric Utilities — 4.7%
Ameren Corp.	55,900	2,950,961
Northeast Utilities	129,000	3,001,830
Puget Energy, Inc.	50,000	1,136,500
		7,089,291
Gas Utilities — 2.4%
NiSource, Inc.	134,400	2,921,856
Southwest Gas Corp.	23,600	786,352
		3,708,208
Multi-Utilities & Unregulated Power — 1.6%
CMS Energy Corp. *	199,000	2,873,560
Total Utilities		13,671,059

Total Common Stocks
(Cost — $122,134,572)		147,545,989

	Principal Amount
Short-Term Securities — 2.4%
Repurchase Agreement** — 2.4%
Nomura Securities International, Inc., 5.43%, dated 09/29/06 due 10/02/06, total to be received $3,623,106
(Cost — $3,621,467)	$3,621,467	3,621,467
Total Investments — 99.3%
(Cost — $125,756,039)		151,167,456
Other Assets Less Liabilities — 0.7%		1,124,287
Net Assets — 100.0%		$152,291,743

*      Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S.government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Franklin Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 96.2%
Consumer Discretionary — 9.7%
Commercial Services & Supplies — 0.8%
Laureate Education, Inc. *	377	$18,043

Hotels, Restaurants & Leisure — 2.5%
Hilton Hotels Corp.	1,260	35,091
Scientific Games Corp. *	650	20,670
		55,761
Household Durables — 3.3%
Harman International Industries, Inc.	420	35,045
Garmin Ltd.	440	21,463
NVR, Inc. *	30	16,050
		72,558
Media — 1.9%
XM Satellite Radio Holdings, Inc. (Class A) *	3,220	41,506

Textiles, Apparel & Luxury Goods — 1.2%
Wolverine World Wide, Inc.	890	25,196
Total Consumer Discretionary		213,064

Consumer Staples — 2.1%
Food Products — 2.1%
Bunge Ltd.	810	46,940

Energy — 6.8%
Energy Equipment & Services — 1.6%
FMC Technologies, Inc. *	260	13,962
Rowan Cos, Inc.	650	20,559
		34,521
Oil, Gas & Consumable Fuels — 5.2%
Helix Energy Solutions Group, Inc.*	1,130	37,742
Murphy Oil Corp.	340	16,167
Newfield Exploration Co. *	970	37,384
Southwestern Energy Co. *	830	24,792
		116,085
Total Energy		150,606

Financials — 10.3%
Capital Markets — 6.4%
Affiliated Managers Group, Inc. *	460	46,050
Federated Investors, Inc. (Class B)	641	21,672
Nuveen Investments, Inc. (Class A)	460	23,566
optionsXpress Holdings, Inc.	970	27,044
SEI Investments Co.	410	23,038
		141,370
Commercial Banks — 1.7%
Cullen/Frost Bankers, Inc.	293	16,941
Whitney Holding Corp.	610	21,820
		38,761
Real Estate — 1.6%
CapitalSource, Inc. REIT	1,376	35,528

Real Estate Management & Development — 0.6%
Jones Lang Lasalle, Inc.	150	12,822
Total Financials		228,481

Health Care — 15.4%
Health Care Equipment & Supplies — 6.1%
CR Bard, Inc.	290	21,750
Cytyc Corp.*	1,130	27,662
Intuitive Surgical, Inc. *	230	24,254
Varian Medical Systems, Inc. *	510	27,229
Waters Corp. *	750	33,960
		134,855
Health Care Providers & Services — 7.7%
Community Health Systems, Inc. *	862	32,196
Coventry Health Care, Inc. *	610	31,427
Express Scripts, Inc. *	260	19,627
Omnicare, Inc.	470	20,252
Pharmaceutical Product Development, Inc.	600	21,414
VCA Antech, Inc.*	1,260	45,436
		170,352

Pharmaceuticals — 1.6%
Endo Pharmaceuticals Holdings, Inc.*	710	23,111
Kos Pharmaceuticals, Inc. *	260	12,849
		35,960
Total Health Care		341,167

Industrials — 15.9%
Aerospace & Defense — 4.9%
Empresa Brasileira de Aeronautica SA, ADR	1,040	40,841
Precision Castparts Corp.	710	44,843
Rockwell Collins, Inc.	420	23,033
		108,717
Air Freight & Logistics — 2.5%
C.H. Robinson Worldwide, Inc.	700	31,206
J.B. Hunt Transport Services, Inc.	1,160	24,093
		55,299
Airlines — 0.8%
JetBlue Airways Corp. *	1,845	17,103

Commercial Services & Supplies — 1.5%
Herman Miller, Inc.	420	14,368
Robert Half International, Inc.	584	19,839
		34,207
Machinery — 4.0%
Kennametal, Inc.	770	43,620
Terex Corp. *	980	44,316
		87,936
Trading Companies & Distributors — 2.2%
Fastenal Co.	430	16,585
WESCO International, Inc.*	560	32,497
		49,082
Total Industrials		352,344

Information Technology — 30.5%
Communications Equipment — 3.5%
F5 Networks, Inc. *	650	34,918
Harris Corp.	980	43,600
		78,518
Computers & Peripherals — 2.7%
Logitech International SA, ADR *	1,540	33,510
Network Appliance, Inc. *	700	25,907
		59,417
Electronic Equipment & Instruments — 6.2%
Flir Systems, Inc. *	1,010	27,432
Jabil Circuit, Inc.	920	26,284
Tektronix, Inc.	1,380	39,923
Trimble Navigation Ltd. *	930	43,785
		137,424
Internet Software & Services — 1.8%
Akamai Technologies, Inc. *	480	23,995
VeriSign, Inc. *	785	15,857
		39,852
IT Services — 3.9%
Alliance Data Systems Corp. *	400	22,076
Cognizant Technology Solutions Corp., (Class A) *	510	37,771
Global Payments, Inc.	590	25,966
		85,813
Semiconductors & Semiconductor Equipment — 6.5%
Formfactor, Inc.*	670	28,227
Integrated Device Technology, Inc. *	640	10,278
Intersil Corp. (Class A)	1,530	37,562
Microchip Technology, Inc.	1,210	39,228
Microsemi Corp.*	1,470	27,710
		143,005
Software — 5.9%
Activision, Inc. *	1,153	17,410
Amdocs Ltd. *	1,170	46,332
Hyperion Solutions Corp. *	1,410	48,617
Nuance Communications, Inc. *	2,390	19,526
		131,885
Total Information Technology		675,914

Telecommunication Services — 4.5%
Diversified Telecommunication Services — 0.9%
NeuStar, Inc. (Class A) *	740	20,535

Wireless Telecommunication Services — 3.6%
Crown Castle International Corp. *	670	23,611
NII Holdings, Inc. *	520	32,323

SBA Communications Corp. (Class A) *	990	24,087
		80,021
Total Telecommunication Services		100,556

Utilities — 1.0%
Multi-Utilities & Unregulated Power — 1.0%
Constellation Energy Group, Inc.	360	21,312

Total Common Stocks
(Cost—$2,056,177)		2,130,384

	Principal Amount
Short-Term Securities — 3.8%
Repurchase Agreement ** — 3.8%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $82,998
(Cost—$82,960)	$82,960	82,960
Total Investments — 100.0%
(Cost $2,139,137)		2,213,344
Other Assets Less Liabilities — 0.0%		211
Net Assets — 100.0%		$2,213,555

*      Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S.government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust— Roszel/NWQ Small Cap Value Portfolio Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 92.8%
Consumer Discretionary — 10.7%
Auto Components — 3.7%
Sauer-Danfoss, Inc.	9,050	$217,019

Household Durables — 2.0%
Hooker Furniture Corp.	8,100	118,746

Specialty Retail — 0.9%
HOT Topic, Inc. *	4,900	54,586

Textiles, Apparel & Luxury Goods — 4.1%
Fossil, Inc. *	11,100	239,094
Total Consumer Discretionary		629,445

Consumer Staples — 9.0%
Food & Staples Retailing — 4.1%
Casey’s General Stores, Inc.	10,750	239,402

Food Products — 3.8%
Del Monte Foods Co.	10,900	113,905
Premium Standard Farms, Inc.	5,900	112,395
		226,300
Household Products — 1.1%
WD-40 Co.	1,900	67,773
Total Consumer Staples		533,475

Energy — 11.4%
Energy Equipment & Services — 3.2%
Acergy SA, ADR *	11,227	191,645

Oil & Gas — 7.8%
Denbury Resources, Inc. *	6,400	184,960
Range Resources Corp.	4,400	111,056
Warren Resources, Inc. *	13,300	161,994
		458,010
Oil, Gas & Consumable Fuels — 0.4%
Quest Resource Corp. *	2,500	22,200
Total Energy		671,855

Financials — 11.7%
Commercial Banks — 1.1%
Bancorp, Inc.*	2,650	67,549

Insurance — 1.8%
PMA Capital Corp. (Class A) *	6,300	55,566
Quanta Capital Holdings Ltd. *	26,400	48,576
		104,142
Real Estate — 5.7%
Anthracite Capital, Inc. REIT	6,900	88,734
HomeBanc Corp. REIT	11,900	73,185
New York Mortgage Trust, Inc. REIT	16,700	64,462
RAIT Investment Trust REIT	1,970	56,834
Sunset Financial Resources, Inc. REIT	6,250	54,000
		337,215
Thrifts & Mortgage Finance — 3.1%
Franklin Bank Corp.*	6,050	120,274
IndyMac Bancorp, Inc.	1,500	61,740
		182,014
Total Financials		690,920

Industrials — 20.1%
Building Products — 3.5%
Griffon Corp. *	8,700	207,669

Electrical Equipment — 4.1%
General Cable Corp. *	6,300	240,723

Machinery — 10.0%
Albany International Corp.	2,550	81,141
Commercial Vehicle Group, Inc. *	2,700	52,002
Kadant, Inc.*	3,850	94,556
Kennametal, Inc.	2,100	118,965
Lincoln Electric Holdings, Inc.	3,350	182,407
RBC Bearings, Inc.*	2,600	62,790
		591,861
Road & Rail — 2.5%
Marten Transport Ltd. *	8,650	147,829
Total Industrials		1,188,082

Information Technology — 8.1%
Communications Equipment — 1.7%
CommScope, Inc. *	3,050	100,223

Computers & Peripherals — 1.8%
Quantum Corp. *	48,500	105,730

Electronic Equipment & Instruments — 2.4%
Aeroflex, Inc. *	5,400	55,512
Keithley Instruments, Inc.	6,850	87,338
		142,850
Semiconductors & Semiconductor Equipment — 2.2%
Mattson Technology, Inc. *	15,200	126,160
Total Information Technology		474,963

Materials — 21.8%
Containers & Packaging — 0.8%
Smurfit-Stone Container Corp. *	4,070	45,584

Metals & Mining — 8.7%
Aleris International, Inc. *	4,100	207,214
Century Aluminum Co. *	4,000	134,600
Gibraltar Industries, Inc.	7,700	170,786
		512,600
Paper & Forest Products — 12.3%
Bowater, Inc.	7,600	156,332
Buckeye Technologies, Inc. *	15,200	129,200
Glatfelter	5,300	71,815
Sappi Ltd., ADR	12,900	164,217
Wausau Paper Corp.	15,234	205,659
		727,223
Total Materials		1,285,407

Total Common Stocks
(Cost—$4,577,083)		5,474,147

	Principal Amount
Short-Term Securities — 6.3%
Repurchase Agreement** — 6.3%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06,total to be received $370,622
(Cost $370,454)	$370,454	370,454
Total Investments — 99.1%
(Cost — $4,947,537)		5,844,601
Other Assets Less Liabilities — 0.9%		53,378
Net Assets — 100.0%		$5,897,979

*      Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.4%
Consumer Discretionary — 19.6%
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. *	700	$29,211

Hotels, Restaurants & Leisure — 3.7%
Sonic Corp. *	1,400	31,654
Texas Roadhouse, Inc. (Class A) *	2,500	30,700
Wynn Resorts Ltd. *	600	40,806
		103,160
Specialty Retail — 7.8%
Dick’s Sporting Goods, Inc.*	1,000	45,520
Gymboree Corp.*	700	29,526
MSC Industrial Direct Co., Inc. (Class A)	1,200	48,888
Tractor Supply Co. *	600	28,956
Under Armour, Inc. (Class A) *	1,600	64,032
		216,922
Textiles, Apparel & Luxury Goods — 7.0%
Carter’s, Inc. *	2,300	60,697
Coach, Inc. *	2,500	86,000
CROCS, Inc. *	1,400	47,530
		194,227
Total Consumer Discretionary		543,520

Energy — 5.9%
Energy Equipment & Services — 4.5%
CARBO Ceramics, Inc.	950	34,229
Hydril *	800	44,848
Veritas DGC, Inc. *	700	46,074
		125,151
Oil, Gas & Consumable Fuels — 1.4%
Helix Energy Solutions Group, Inc.*	1,100	36,740
Total Energy		161,891

Financials — 10.9%
Capital Markets — 1.8%
Waddell & Reed Financial, Inc.	2,000	49,500

Commercial Banks — 2.7%
City National Corp.	600	40,236
Whitney Holding Corp.	1,000	35,770
		76,006
Diversified Financial Services — 0.9%
Nasdaq Stock Market Inc. (The) *	800	24,192

Insurance — 3.8%
Aspen Insurance Holdings Ltd.	1,000	25,830
Hanover Insurance Group, Inc. (The)	300	13,389
IPC Holdings Ltd.	600	18,252
PartnerRe Ltd.	700	47,299
		104,770
Thrifts & Mortgage Finance — 1.7%
Downey Financial Corp.	200	13,308
Webster Financial Corp.	700	32,977
		46,285
Total Financials		300,753

Health Care — 27.1%
Biotechnology — 9.7%
Cepheid, Inc. *	3,900	28,158
Cubist Pharmaceuticals, Inc. *	900	19,566
PDL Biopharma, Inc. *	3,300	63,360
Techne Corp. *	800	40,688
Telik, Inc. *	2,800	49,812
United Therapeutics Corp. *	1,300	68,302
		269,886

Health Care Equipment & Supplies — 9.8%
Align Technology, Inc. *	3,900	44,382
Conceptus, Inc. *	2,100	37,149
Cytyc Corp.*	1,500	36,720
Fisher Scientific International, Inc. *	400	31,296
Hologic, Inc.*	1,100	47,872
Mentor Corp.	500	25,195
Nektar Therapeutics *	3,300	47,553
		270,167
Health Care Providers & Services — 1.8%
Advisory Board Co. (The) *	1,000	50,520

Health Care Technology — 1.4%
Per-SeTechnologies, Inc. *	1,700	38,726

Pharmaceuticals — 4.4%
Conor Medsystems, Inc. *	1,200	28,284
CV Therapeutics, Inc.*	3,500	38,990
MGI Pharma, Inc. *	3,200	55,072
		122,346
Total Health Care		751,645

Industrials — 9.7%
Aerospace & Defense — 1.2%
Hexcel Corp. *	2,300	32,545

Air Freight & Logistics — 2.5%
J.B. Hunt Transport Services, Inc.	1,300	27,001
UTI Worldwide, Inc.	1,500	41,955
		68,956
Commercial Services & Supplies — 2.0%
Monster Worldwide, Inc. *	1,100	39,809
Resources Connection, Inc. *	600	16,074
		55,883
Electrical Equipment — 0.9%
Energy Conversion Devices, Inc.*	700	25,928

Machinery — 3.1%
Bucyrus International, Inc.	950	40,299
JLG Industries , Inc.	2,300	45,563
		85,862
Total Industrials		269,174

Information Technology — 25.6%
Communications Equipment — 4.3%
Avocent Corp. *	800	24,096
Polycom, Inc. *	2,200	53,966
Powerwave Technologies, Inc.*	5,500	41,800
		119,862
Electronic Equipment & Instruments — 4.3%
Itron, Inc. *	700	39,060
Mettler Toledo International, Inc. *	800	52,920
Vishay Intertechnology, Inc.*	2,000	28,080
		120,060
Internet Software & Services — 4.2%
Akamai Technologies, Inc. *	1,500	74,985
Opsware, Inc. *	4,700	42,347
		117,332
Semiconductors & Semiconductor Equipment — 4.3%
Cymer, Inc. *	600	26,346
Fairchild Semiconductor International, Inc. *	1,600	29,920
Microsemi Corp.*	1,500	28,275
SiRF Technology Holdings, Inc.*	1,400	33,586
		118,127
Software — 8.5%
American Reprographics Co.*	1,500	48,090
Informatica Corp. *	3,100	42,129
NAVTEQ Corp. *	800	20,888
Salesforce.com, Inc. *	1,700	60,996
TIBCO Software, Inc. *	3,800	34,124
Wind River Systems, Inc. *	2,700	28,917
		235,144
Total Information Technology		710,525

Materials — 0.6%
Metals & Mining — 0.6%
AMCOL International Corp.	700	17,437
Total Common Stocks
(Cost—$2,401,719)		2,754,945

	Principal Amount
Short-Term Securities — 0.5%
Repurchase Agreement** — 0.5%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $14.094
(Cost—$14,088)	$14,088	14,088
Total Investments 99.9%
(Cost — $2,415,807)		2,769,033
Other Assets Less Liabilities — 0.1%		2,710
Net Assets — 100.0%		$2,771,743

*      Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lazard International Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.3%
Denmark — 1.0%
Danske Bank AS, ADR	2,780	$54,905

Finland — 3.7%
Nokia OYJ, ADR	10,280	202,413

France — 12.2%
AXA SA, ADR	3,450	127,339
Sanofi-Aventis, ADR	3,500	155,645
Societe Generale, ADR	3,550	113,245
Suez SA, ADR	2,400	106,200
Total SA, ADR	2,440	160,894
		663,323
Germany — 2.1%
Siemens AG, ADR	1,300	113,230

Ireland — 2.2%
Allied Irish Banks plc, ADR	2,200	118,932

Italy — 4.3%
Eni S.p.A., ADR	1,800	107,118
Sanpaolo IMI S.p.A., ADR	3,000	126,720
		233,838
Japan — 17.1%
Canon, Inc., ADR	3,675	192,166
Hoya Corp., ADR	1,550	58,822
Mitsubishi UFJ Financial Group, Inc., ADR	11,600	148,596
Mitsui Sumitomo Insurance Co., Ltd., ADR	930	116,344
Nissan Motor Co. Ltd., ADR	7,300	163,958
Nomura Holdings, Inc., ADR	8,750	153,825
Sumitomo Mitsui Financial Group, Inc.	9,500	101,650
		935,361
Netherlands — 7.1%
Heineken NV, ADR	7,600	174,420
Royal Dutch Shell plc, ADR	1,565	103,446
TNT N.V., ADR	2,830	107,597
		385,463
Sweden — 2.1%
Telefonaktiebolaget LM Ericsson, ADR	3,300	113,685

Switzerland — 14.7%
Credit Suisse Group, ADR	1,930	111,844
Nestle SA, ADR (Registered)	2,150	188,555
Novartis AG, ADR	3,800	222,072
Swiss Reinsurance Co., ADR	1,400	107,380
UBS AG (Registered)	1,900	112,689
Zurich Financial Services AG, ADR	2,350	57,810
		800,350
United Kingdom — 30.8%
Barclays plc, ADR	3,400	172,618
BP plc, ADR	2,200	144,276
Cadbury Schweppes plc, ADR	2,700	115,479
Diageo plc, ADR	2,300	163,392
Gallaher Group plc, ADR	1,700	111,129
GlaxoSmithKline plc, ADR	2,900	154,367
HSBC Holdings plc, ADR	2,350	215,095
Imperial Tobacco Group plc, ADR	1,800	120,654
Lloyds TSB Group, ADR	1,400	56,700
Tesco plc, ADR	5,200	107,120
Unilever plc, ADR	4,480	111,149
Vodafone Group plc, ADR	9,050	206,883
		1,678,862
Total Common Stocks
(Cost-$4,231,827)		5,300,362

	Principal Amount
Short-Term Securities — 3.0%
Repurchase Agreement** — 3.0%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $161,291
(Cost — $161,218)	$161,218	161,218
Total Investments — 100.3%
(Cost — $4,393,045)		5,461,580
Other Liabilities in Excess of Assets — (0.3)%		(16,186)
Net Assets — 100.0%		$5,445,394

*      The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/William Blair International Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 95.9%
Australia — 2.6%
BHP Billiton Ltd., ADR	2,550	$96,594

Brazil — 5.7%
Banco Itau Holding Financeira SA, ADR	1,650	49,500
GOL- Linhas Aereas Inteligentes SA, ADR	1,680	57,708
Petroleo Brasileiro SA, ADR	1,220	102,273
		209,481
Canada — 8.5%
Canadian National Railway Co.	1,810	75,912
Cognos, Inc. *	1,880	68,620
Gildan Activewear, Inc. *	1,411	68,377
Manulife Financial Corp.	1,200	38,712
Ritchie Bros. Auctioneers, Inc.	1,120	60,043
		311,664

Chile — 1.0%
Banco Santander Chile SA, ADR	810	36,652

China — 1.4%
Focus Enhancements, Inc., ADR *	900	52,128

France — 7.6%
BNP Paribas, ADR	2,685	144,990
L’Oreal SA, ADR	3,470	70,788
Technip SA, ADR	1,060	60,388
		276,166
Germany — 7.0%
E.ON AG, ADR	3,220	127,737
SAP AG, ADR	2,570	127,215
		254,952
Greece — 1.7%
National Bank of Greece SA, ADR	7,170	62,451

India — 3.7%
HDFC Bank Ltd., ADR	1,010	61,661
Infosys Technologies Ltd., ADR	1,540	73,504
		135,165
Ireland — 5.8%
Allied Irish Banks plc, ADR	2,120	114,607
Ryanair Holdings plc, ADR *	1,520	96,201
		210,808
Italy — 3.0%
Luxottica Group S.p.A., ADR	3,745	110,215

Japan — 12.7%
Matsushita Electric Industrial Co., Ltd., ADR	3,790	80,083
Mitsubishi UFJ Financial Group, Inc., ADR	9,790	125,410
ORIX Corp., ADR	1,050	145,005
Sharp Corp., ADR	6,550	113,970
		464,468
Mexico — 5.6%
America Movil SA de CV, ADR	1,590	62,598
Desarrolladora Homex SA de CV, ADR *	2,380	89,869
Wal-Mart de Mexico SA de CV, ADR	1,520	51,680
		204,147
Netherlands — 1.7%
Qiagen N.V.*	3,865	61,222

Norway — 2.0%
Statoil ASA, ADR	3,085	73,485

South Africa — 1.8%
Sasol Ltd., ADR	1,970	64,793

Sweden — 4.3%
Telefonaktiebolaget LM Ericsson, ADR	4,520	155,714

Switzerland — 7.3%
Roche Holding AG, ADR	1,485	128,675
UBS AG	2,300	136,413
		265,088
Taiwan — 3.3%
Himax Technologies, Inc., ADR *	6,140	35,059
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,751	84,010
		119,069

United Kingdom — 9.2%
AstraZeneca plc, ADR	1,490	93,125
BG Group plc, ADR	2,350	143,279
Tesco plc, ADR	4,735	97,541
		333,945
Total Common Stocks
(Cost-$2,664,419)		3,498,207

	Principal Amount
Short-Term Securities — 4.7%
Repurchase Agreement** — 4.7%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $173,722
(Cost — $173,643)	$173,643	173,643
Total Investments — 100.6%
(Cost — $2,838,062)		3,671,850
Other Liabilities in Excess of Assets — (0.6)%		(23,259)
Net Assets — 100.0%		$3,648,591

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Lord Abbett Government Securities Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	S&P Ratings	Principal Amount	Value
U.S. Government
Securities — 102.7%
U.S. Government Agency — 6.2%
Federal National Mortgage Assn.
6.00% due 05/15/11	AAA	$481,000	$502,480

U.S. Government
Agencies — Collateralized
Mortgage Obligations — 2.4%
Federal Home Loan
Mortgage Corp.
4.00% due 05/15/18	AAA	4,617	4,605
5.73% due 05/15/29 (b)	AAA	10,678	10,680
Federal National
Mortgage Assn.
5.84% due 08/25/07 (b)(d)	AAA	17,973	17,999
5.13% due 05/25/08 (b)(d)	AAA	19,462	19,362
6.16% due 10/25/08 (b)(d)	AAA	80,814	81,244
5.77% due 03/25/09 (b)(d)	AAA	60,171	60,353
			194,244
U.S. Government Agencies — Mortgage Backed Securities — 72.0%
Federal Home Loan Mortgage Corp.
6.00% due 06/01/08 (b)(d)	AAA	11,090	11,146
5.50% due 10/01/18, TBA (c)	AAA	540,000	539,493
5.50% due 09/01/18 (d)	AAA	112,285	112,475
5.00% due 04/01/20	AAA	46,153	45,354
5.00% due 09/01/20	AAA	218,864	215,075
5.00% due 10/01/20	AAA	243,189	238,980
5.50% due 10/01/20 (d)	AAA	75,896	75,882
5.00% due 11/01/20	AAA	73,039	71,774
5.50% due 03/01/21	AAA	127,342	127,266
5.00% due 04/01/21	AAA	83,368	81,897
6.00% due 06/01/21	AAA	102,822	104,272
6.00% due 09/01/21	AAA	75,000	76,057
7.00% due 03/01/32	AAA	29,028	29,882
6.50% due 08/01/32	AAA	2,317	2,370
7.00% due 11/01/32	AAA	41,453	42,667
4.20% due 01/01/34 (b)	AAA	100,813	98,690
4.31% due 02/01/35 (b)(d)	AAA	49,088	48,765
Federal National Mortgage Assn.
5.50% due 04/01/17	AAA	16,476	16,513
3.50% due 08/01/33 (b)	AAA	32,182	31,680
3.86% due 11/01/34 (b)(d)	AAA	30,782	30,605
5.50% due 03/01/35 (d)	AAA	177,540	174,999
4.57% due 07/01/35 (b)(d)	AAA	65,198	64,702
5.50% due 07/01/35	AAA	114,295	112,659
5.50% due 10/01/35 (d)	AAA	549,577	541,712
5.40% due 04/01/36 (b)	AAA	34,746	34,676
5.50% due 04/01/36 (b)	AAA	52,114	52,142
5.50% due 04/01/36	AAA	1,257,438	1,238,875
5.52% due 04/01/36 (b)	AAA	54,332	54,470
5.50% due 05/01/36	AAA	422,177	415,944
5.50% due 10/01/32, TBA (c)	AAA	120,000	118,200
Government National Mortgage Assn.
7.00% due 02/15/31	AAA	1,607	1,660
5.50% due 04/15/36	AAA	593,703	589,737
5.50% due 10/01/35, TBA (c)	AAA	400,000	397,250
			5,797,870

U.S. Government Treasuries — 22.1%
U.S. Treasury Bond
6.13% due 08/15/29	AAA	244,000	287,634
U.S. Treasury Notes
5.13% due 06/30/11	AAA	313,000	319,907
4.88% due 02/15/12 (d)	AAA	327,000	331,560
4.25% due 08/15/13 (d)	AAA	801,000	784,104
5.13% due 05/15/16	AAA	55,000	57,054
			1,780,259
Total U.S. Government Securities
(Cost — $8,200,407)			8,274,852

Short-Term Securities — 12.4%
Discount Notes — 3.7%
Federal National Mortgage Assn.
4.40% due 10/02/06 (a)	300,000	299,927

Repurchase Agreement* — 8.7%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $697,735	697,419	697,419
Total Short-Term Securities
(Cost — $997,382)		997,346
Total Investments — 115.1%
(Cost — $9,197,789)		9,272,198
Other Liabilities in Excess of Assets — (15.1)%		(1,214,467)
Net Assets — 100.0%		$8,057,731

*                 The repurchase agreement is fully collateralized by U.S.Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement

(a)  Zero coupon security - rate disclosed is yield as of September 30,2006.

(b)  Floating rate security - rate disclosed is as of September 30, 2006.

(c)  Dollar roll transaction.

(d)  All or portion of the security has been segregated to meet the Portfolio’s obligation for delayed delivery securities.

Glossary:

TBA — Security is subject to delayed delivery.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio (Formerly, Roszel/MLIM Fixed-Income Portfolio)
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments — 97.7%
Consumer Discretionary — 2.8%
Multiline Retail — 2.8%
Target Corp.
5.88% due 03/01/12	A+	$300,000	$309,281

Financials — 12.6%
Capital Markets — 2.2%
Goldman Sachs Group, Inc.
4.13% due 01/15/08	A+	250,000	246,816

Consumer Finance — 4.6%
American General Finance Corp.
5.38% due 10/01/12	A+	250,000	249,170
HSBC Finance Corp.
5.88% due 02/01/09	AA-	250,000	254,132
			503,302
Diversified Financial Services — 5.8%
Citigroup, Inc.
4.88% due 05/07/15	A+	325,000	312,853
JPMorgan Chase & Co.
5.13% due 09/15/14	A	325,000	318,691
			631,544
Total Financials			1,381,662

Industrials — 2.5%
Industrial Conglomerates — 2.5%
General Electric Co.
5.00% due 02/01/13	AAA	275,000	271,893

Materials — 2.7%
Metals & Mining — 2.7%
Alcoa, Inc.
5.38% due 01/15/13	A-	300,000	300,386

U.S. Government Securities — 77.1%
U.S. Government Agencies — 51.0%
Federal Home Loan Mortgage Corp.
5.13% due 07/15/12	AAA	350,000	353,270
5.50% due 12/01/17	AAA	154,797	155,124
Federal National Mortgage Assn.
3.25% due 01/15/08	AAA	375,000	366,689
5.00% due 02/01/18	AAA	199,846	196,921
5.00% due 11/01/18	AAA	569,613	561,275
5.00% due 04/01/36	AAA	985,016	946,656
5.25% due 01/15/09	AAA	521,000	524,295
5.50% due 11/01/17	AAA	250,199	250,755
5.50% due 02/01/19	AAA	259,045	259,554
5.50% due 10/01/19	AAA	306,004	306,254
6.00% due 07/01/17	AAA	10,981	11,152
6.00% due 09/01/17	AAA	95,948	97,442
6.00% due 11/01/32	AAA	62,205	62,664

6.00% due 01/01/33	AAA	157,069	158,228
6.00% due 03/01/33	AAA	149,491	150,594
6.00% due 11/01/33	AAA	425,323	428,219
6.50% due 06/01/16	AAA	15,142	15,480
6.50% due 06/01/17	AAA	5,430	5,551
6.63% due 10/15/07	AAA	240,000	243,574
7.00% due 05/01/32	AAA	145,277	149,524
Government National Mortgage Assn.
5.00% due 11/15/18	AAA	348,284	344,546
7.00% due 07/15/32	AAA	13,249	13,682
			5,601,449
U.S. Government Treasuries — 26.1%
U.S. Treasury Bond
5.25% due 11/15/28	AAA	335,000	354,158
U.S. Treasury Notes
4.00% due 04/15/10	AAA	600,000	588,445
4.00% due 11/15/12	AAA	700,000	678,016
4.25% due 11/15/14	AAA	750,000	731,426
4.88% due 05/15/09	AAA	519,000	521,999
			2,874,044
Total U.S. Government Securities			8,475,493
Total Fixed Income Investments
(Cost—$10,980,665)			10,738,715

Short-Term Securities — 1.4%
Repurchase Agreement * — 1.4%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $149,756
(Cost—$149,688)		149,688	149,688

Total Investments — 99.1%
(Cost — $11,130,353)			10,888,403
Other Assets Less Liabilities — 0.9%			100,617
Net Assets — 100%			$10,989,020

*                 The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 70.1%
Consumer Discretionary — 2.6%
Automobiles — 0.3%
Honda Motor Co., Ltd., ADR	4,400	$147,972

Internet & Catalog Retail — 0.6%
IAC/InterActiveCorp. *	11,050	317,798

Media — 1.5%
Comcast Corp. (Class A Non-Voting) *	18,044	664,200
News Corp.	1,700	35,088
Time Warner, Inc.	3,500	63,805
		763,093
Multiline Retail — 0.2%
Federated Department Stores, Inc.	2,900	125,309
Total Consumer Discretionary		1,354,172

Consumer Staples — 13.9%
Beverages — 3.8%
Anheuser-Busch Cos., Inc.	4,800	228,048
Coca-Cola Co. (The)	10,000	446,800
Coca-Cola Enterprises, Inc.	10,300	214,549
Diageo plc, ADR	8,004	568,604
PepsiCo, Inc.	8,197	534,936
		1,992,937
Food & Staples Retailing — 2.1%
Kroger Co. (The)	31,500	728,910
Wal-Mart Stores, Inc.	7,300	360,036
		1,088,946
Food Products — 3.3%
Campbell Soup Co.	16,000	584,000
Kellogg Co.	2,900	143,608
Kraft Foods, Inc.	27,834	992,561
		1,720,169
Household Products — 4.7%
Clorox Co.	6,300	396,900
Kimberly-Clark Corp.	9,200	601,312
Procter & Gamble Co.	23,147	1,434,651
		2,432,863
Total Consumer Staples		7,234,915

Energy — 5.9%
Energy Equipment & Services — 1.7%
Baker Hughes, Inc.	3,197	218,035
Schlumberger Ltd.	10,754	667,071
		885,106
Oil & Gas — 4.2%
El Paso Corp.	16,800	229,152
Exxon Mobil Corp.	28,744	1,928,722
		2,157,874
Total Energy		3,042,980

Financials — 11.9%
Capital Markets — 1.1%
Bank of New York Co., Inc. (The)	15,644	551,607
Mellon Financial Corp.	1,200	46,920
		598,527
Commercial Banks — 2.1%
Commerce Bancorp, Inc.	4,900	179,879
Marshall & Ilsley Corp.	3,700	178,266
Mitsubishi UFJ Financial Group, Inc., ADR	13,200	169,092
PNC Financial Services Group, Inc.	2,500	181,100
SunTrust Banks, Inc.	4,000	309,120
U.S. Bancorp	2,900	96,338
		1,113,795
Diversified Financial Services — 4.4%
Bank of America Corp.	14,396	771,194
Citigroup, Inc.	17,324	860,483
JPMorgan Chase & Co.	13,553	636,449
		2,268,126
Insurance — 3.2%
ACE Ltd.	3,700	202,501
Aflac, Inc.	4,300	196,768
Allstate Corp. (The)	2,400	150,552

American International Group, Inc.	7,659	507,485
Chubb Corp.	500	25,980
Cincinnati Financial Corp.	800	38,448
Lincoln National Corp.	2,500	155,200
MetLife, Inc.	1,900	107,692
XL Capital Ltd. (Class A)	4,100	281,670
		1,666,296
Thrifts & Mortgage Finance — 1.1%
Federal Home Loan Mortgage Corp.	3,400	225,522
Federal National Mortgage Assn.	4,700	262,777
Washington Mutual, Inc.	1,400	60,858
		549,157
Total Financials		6,195,901

Health Care — 12.1%
Biotechnology — 0.3%
MedImmune, Inc. *	5,700	166,497

Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	14,018	637,258
Boston Scientific Corp. *	25,500	377,145
		1,014,403
Health Care Providers & Services — 0.1%
Medco Health Solutions, Inc.*	1,000	60,110

Pharmaceuticals — 9.7%
Abbott Laboratories	4,200	203,952
AstraZeneca plc, ADR	4,900	306,250
GlaxoSmithKline plc, ADR	8,600	457,778
Johnson & Johnson	4,400	285,736
Merck & Co., Inc.	6,401	268,202
Novartis AG, ADR	16,122	942,170
Pfizer, Inc.	31,000	879,160
Sanofi-Aventis, ADR	4,600	204,562
Schering-Plough Corp.	9,622	212,550
Teva Pharmaceutical Industries Ltd., ADR	9,100	310,219
Wyeth	18,594	945,319
		5,015,898
Total Health Care		6,256,908

Industrials — 9.5%
Aerospace & Defense — 2.7%
Boeing Co.	700	55,195
General Dynamics Corp.	4,800	344,016
Lockheed Martin Corp.	1,500	129,090
Northrop Grumman Corp.	3,500	238,245
Raytheon Co.	11,200	537,712
Rockwell Collins, Inc.	1,800	98,712
		1,402,970
Commercial Services & Supplies — 1.1%
Waste Management, Inc.	15,166	556,289

Construction & Engineering — 0.4%
Fluor Corp.	3,000	230,670

Electrical Equipment — 1.1%
Emerson Electric Co.	6,967	584,253

Industrial Conglomerates — 1.7%
General Electric Co.	24,900	878,970

Machinery — 1.9%
Caterpillar, Inc.	6,542	430,464
Deere & Co.	2,306	193,496
Eaton Corp.	422	29,055
Illinois Tool Works, Inc.	1,300	58,370
Parker Hannifin Corp.	3,313	257,519
		968,904
Road & Rail — 0.6%
Union Pacific Corp.	3,646	320,848
Total Industrials		4,942,904

Information Technology — 2.2%
Computers & Peripherals — 1.3%
Hewlett-Packard Co.	11,700	429,273
Sun Microsystems, Inc. *	52,300	259,931
		689,204
IT Services — 0.8%
Automatic Data Processing, Inc.	8,200	388,188

Software — 0.1%
Symantec Corp. *	2,000	42,560
Total Information Technology		1,119,952

Materials — 4.3%
Chemicals — 1.1%
Monsanto Co.	5,672	266,641
Praxair, Inc.	5,208	308,105
		574,746
Metals & Mining — 2.1%
Barrick Gold Corp.	18,200	559,104
Newmont Mining Corp.	12,559	536,897
		1,096,001
Paper & Forest Products — 1.1%
International Paper Co.	16,302	564,538
Total Materials		2,235,285

Telecommunication Services — 3.6%
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	28,987	943,817
BellSouth Corp.	9,600	410,400
Sprint Nextel Corp.	6,100	104,615
Verizon Communications, Inc.	10,962	407,019
Total Telecommunication Services		1,865,851

Utilities — 4.1%
Electric Utilities — 2.7%
Ameren Corp.	3,900	205,881
Entergy Corp.	900	70,407
FPL Group, Inc.	8,900	400,500
PPL Corp.	5,400	177,660
Progress Energy, Inc.	4,688	212,741
Southern Co. (The)	9,100	313,586
		1,380,775
Multi-Utilities — 1.4%
Consolidated Edison Inc.	2,700	124,740
Dominion Resources, Inc.	2,200	168,278
PG&E Corp.	11,400	474,810
		767,828
Total Utilities		2,148,603

Total Common Stocks
(Cost—$31,096,321)		36,397,471

Investment Companies — 0.5%
iShares MSCI Japan Index Fund
(Cost—$225,245)	19,600	265,384

	Principal Amount
Short-Term Securities — 3.3%
Repurchase Agreement ** — 3.3%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $1,711,482
(Cost—$1,710,708)	$1,710,708	1,710,708
Total Investments — 73.9%
(Cost—$33,032,274)		38,373,563
Other Assets Less Liabilities — 26.1%		13,550,414
Net Assets — 100.0%		$51,923,977

*      Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR-American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.2%
Consumer Discretionary — 18.3%
Hotels, Restaurants & Leisure — 5.3%
International Game Technology	59,190	$2,456,385
Marriott International, Inc. (Class A)	58,430	2,257,735
McDonald’s Corp.	49,640	1,941,917
Starwood Hotels & Resorts Worldwide, Inc.	34,110	1,950,751
		8,606,788
Media — 5.5%
Comcast Corp. (Class A) *	74,300	2,737,955
News Corp. (Class A)	110,880	2,178,792
Omnicom Group, Inc.	21,060	1,971,216
Walt Disney Co.	69,170	2,138,045
		9,026,008
Multiline Retail — 5.0%
J.C. Penney Co., Inc.	26,280	1,797,289
Kohl’s Corp. *	31,580	2,050,174
Nordstrom, Inc.	54,440	2,302,812
Sears Holdings Corp. *	12,990	2,053,589
		8,203,864
Specialty Retail — 2.5%
Best Buy Co., Inc.	38,270	2,049,741
Office Depot, Inc. *	52,740	2,093,778
		4,143,519
Total Consumer Discretionary		29,980,179

Consumer Staples — 6.2%
Beverages — 2.6%
Anheuser-Busch Cos., Inc.	45,610	2,166,931
Pepsi Bottling Group, Inc.	57,760	2,050,480
		4,217,411
Food & Staples Retailing — 1.2%
Safeway, Inc.	67,410	2,045,893

Food Products — 1.0%
Archer-Daniels-Midland Co.	43,770	1,658,008

Tobacco — 1.4%
Loews Corp. - Carolina Group	41,310	2,288,161
Total Consumer Staples		10,209,473

Energy — 6.4%
Energy Equipment & Services — 4.5%
Baker Hughes, Inc.	26,780	1,826,396
Halliburton Co.	72,050	2,049,822
Schlumberger Ltd.	28,800	1,786,464
Weatherford International Ltd. *	40,260	1,679,647
		7,342,329
Oil & Gas - 1.9%
Marathon Oil Corp.	21,450	1,649,505
Sunoco, Inc.	12,110	753,121
Valero Energy Corp.	15,370	791,094
		3,193,720
Total Energy		10,536,049

Financials — 15.9%
Capital Markets — 5.3%
Goldman Sachs Group, Inc.	12,360	2,090,941
Lehman Brothers Holdings, Inc.	31,840	2,351,703
Morgan Stanley	29,740	2,168,343
State Street Corp.	33,180	2,070,432
		8,681,419
Diversified Financial Services — 2.6%
Bank of America Corp.	38,620	2,068,873
JPMorgan Chase & Co.	44,650	2,096,764
		4,165,637
Insurance — 6.8%
Allstate Corp. (The)	41,980	2,633,405
Chubb Corp.	41,760	2,169,850
Hartford Financial Services Group, Inc.	24,170	2,096,748
Loews Corp.	57,240	2,169,396
St. Paul Travelers Cos., Inc. (The)	44,960	2,108,174
		11,177,573

Real Estate — 1.2%
Host Hotels & Resorts, Inc. REIT	86,060	1,973,356
Total Financials		25,997,985

Health Care — 12.5%
Biotechnology — 4.3%
Amgen, Inc. *	33,930	2,427,013
Genentech, Inc. *	33,120	2,739,024
Gilead Sciences, Inc. *	27,020	1,856,274
		7,022,311
Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	45,420	2,064,793
Becton Dickinson & Co.	34,160	2,414,087
		4,478,880
Health Care Providers & Services — 1.3%
Quest Diagnostics, Inc.	34,030	2,081,275

Pharmaceuticals — 4.2%
Abbott Laboratories	40,490	1,966,194
Merck & Co., Inc.	61,510	2,577,269
Schering-Plough Corp.	108,620	2,399,416
		6,942,879
Total Health Care		20,525,345

Industrials — 14.7%
Aerospace & Defense — 3.8%
Boeing Co.	24,850	1,959,422
General Dynamics Corp.	33,180	2,378,011
Lockheed Martin Corp.	21,750	1,871,805
		6,209,238
Airlines — 1.3%
Southwest Airlines Co.	127,000	2,115,820

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	62,750	2,301,670

Construction & Engineering — 1.2%
Jacobs Engineering Group, Inc.*	26,100	1,950,453

Electrical Equipment — 2.9%
Cooper Industries Ltd. (Class A)	27,320	2,328,211
Emerson Electric Co.	28,370	2,379,108
		4,707,319
Industrial Conglomerates — 1.4%
Textron, Inc.	27,130	2,373,875

Machinery — 1.5%
Caterpillar, Inc.	37,540	2,470,132

Road & Rail — 1.2%
Union Pacific Corp.	22,790	2,005,520
Total Industrials		24,134,027

Information Technology — 18.2%
Communications Equipment — 5.8%
Cisco Systems, Inc. *	135,980	3,127,540
Harris Corp.	56,090	2,495,444
Motorola, Inc.	87,160	2,179,000
QUALCOMM, Inc.	45,840	1,666,284
		9,468,268
Computers & Peripherals — 3.9%
Apple Computer, Inc. *	35,860	2,762,296
Hewlett-Packard Co.	45,930	1,685,172
International Business Machines Corp.	22,940	1,879,703
		6,327,171
Electronic Equipment & Instruments — 1.4%
Agilent Technologies, Inc. *	70,140	2,292,877

Semiconductors & Semiconductor Equipment — 2.9%
MEMC Electronic Materials, Inc. *	55,230	2,023,075
Texas Instruments, Inc.	83,550	2,778,037
		4,801,112
Software — 4.2%
Citrix Systems, Inc. *	64,170	2,323,596
Oracle Corp. *	150,480	2,669,515
Symantec Corp. *	92,760	1,973,933
		6,967,044
Total Information Technology		29,856,472

Materials — 4.3%
Chemicals — 1.6%
Monsanto Co.	57,200	2,688,972

Construction Materials — 1.3%
Vulcan Materials Co.	26,640	2,084,580

Metals & Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc. (Class B)	41,690	2,220,409
Total Materials		6,993,961

Telecommunication Services — 1.5%
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	75,960	2,473,258

Utilities — 1.2%
Multi-Utilities & Unregulated Power — 1.2%
TXU Corp.	31,280	1,955,626
Total Common Stocks
(Cost—$150,722,459)		162,662,375

	Principal Amount
Short-Term Securities — 3.8%
Repurchase Agreement **— 3.8%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $6,172,364
(Cost—$6,169,572)	$6,169,572	6,169,572
Total Investments — 103.0%
(Cost $156,892,031)		168,831,947
Other Liabilities in Excess of Assets — (3.0)%		(4,880,226)
Net Assets — 100.0%		$163,951,721

*      Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 98.4%
Consumer Discretionary — 1.9%
Media — 1.9%
Comcast Corp. (Class A Non-Voting) *	4,626	$170,283

Consumer Staples — 19.6%
Beverages — 4.5%
Coca-Cola Co. (The)	1,910	85,339
Coca-Cola Entreprises. Inc.	2,105	43,847
Diageo plc, ADR	1,431	101,658
PepsiCo, Inc.	2,458	160,409
		391,253
Food & Staples Retailing — 3.7%
Kroger Co. (The)	8,423	194,908
Wal-Mart Stores, Inc.	2,653	130,846
		325,754
Food Products — 4.4%
Campbell Soup Co.	3,855	140,707
Kraft Foods, Inc. (Class A)	6,959	248,158
		388,865
Household Products — 7.0%
Clorox Co.	1,497	94,311
Kimberly-Clark Corp.	2,072	135,426
Procter & Gamble Co.	6,166	382,169
		611,906
Total Consumer Staples		1,717,778

Energy — 8.7%
Energy Equipment & Services — 2.7%
Baker Hughes, Inc.	1,028	70,110
Schlumberger Ltd.	2,699	167,419
		237,529
Oil & Gas — 6.0%
El Paso Corp.	4,688	63,944
Exxon Mobil Corp.	6,900	462,990
		526,934
Total Energy		764,463

Financials — 13.8%
Capital Markets — 1.7%
Bank of New York Co., Inc. (The)	4,157	146,576

Commercial Banks — 1.0%
Commerce Bancorp, Inc.	1,853	68,023
SunTrust Banks, Inc.	256	19,784
		87,807
Diversified Financial Services — 5.8%
Bank of America Corp.	3,039	162,799
Citigroup, Inc.	3,986	197,985
JPMorgan Chase & Co.	3,097	145,435
		506,219
Insurance — 3.7%
Aflac, Inc.	1,895	86,715
American International Group, Inc.	2,185	144,778
XL Capital Ltd. (Class A)	1,325	91,028
		322,521
Thrifts & Mortgage Finance — 1.6%
Federal National Mortgage Assn.	1,598	89,344
Washington Mutual, Inc.	1,263	54,903
		144,247
Total Financials		1,207,370

Health Care — 20.6%
Biotechnology — 0.6%
MedImmune, Inc. *	1,756	51,293

Health Care Equipment & Supplies — 3.9%
Baxter International, Inc.	3,540	160,929
Boston Scientific Corp. *	6,823	100,912
Medtronic, Inc.	1,700	78,948
		340,789
Pharmaceuticals — 16.1%
AstraZeneca plc, ADR	1,613	100,812
GlaxoSmithKline plc, ADR	2,751	146,436

Johnson & Johnson	1,250	81,175
Merck & Co., Inc.	2,597	108,814
Novartis AG, ADR	4,077	238,260
Pfizer, Inc.	8,488	240,720
Sanofi-Aventis, ADR	1,524	67,772
Schering-Plough Corp.	3,934	86,902
Teva Pharmaceutical Industries Ltd., ADR	2,665	90,850
Wyeth	4,961	252,217
		1,413,958
Total Health Care		1,806,040

Industrials — 13.1%
Aerospace & Defense — 2.2%
General Dynamics Corp.	1,040	74,537
Raytheon Co.	2,451	117,672
		192,209
Commercial Services & Supplies — 1.6%
Waste Management, Inc.	3,880	142,319

Electrical Equipment — 1.8%
Emerson Electric Co.	1,848	154,973

Industrial Conglomerates — 2.6%
General Electric Co.	6,463	228,144

Machinery — 4.0%
Deere & Co.	1,181	99,098
Eaton Corp.	1,818	125,169
Parker Hannifin Corp.	1,626	126,389
		350,656
Road & Rail — 0.9%
Union Pacific Corp.	947	83,336
Total Industrials		1,151,637

Information Technology — 4.3%
Computers & Peripherals — 2.4%
Hewlett-Packard Co.	3,671	134,689
Sun Microsystems, Inc. *	15,117	75,132
		209,821
IT Services — 1.9%
Automatic Data Processing, Inc.	3,553	168,199
Total Information Technology		378,020

Materials — 6.3%
Chemicals — 1.6%
Monsanto Co.	1,040	48,891
Praxair, Inc.	1,608	95,129
		144,020
Metals & Mining — 3.2%
Barrick Gold Corp.	5,272	161,956
Newmont Mining Corp.	2,683	114,698
		276,654
Paper & Forest Products — 1.5%
International Paper Co.	3,701	128,165
Total Materials		548,839

Telecommunication Services — 6.0%
Diversified Telecommunication Services — 6.0%
AT&T, Inc.	6,619	215,514
BellSouth Corp.	2,609	111,535
Sprint Nextel Corp.	2,615	44,847
Verizon Communications, Inc.	4,282	158,991
Total Telecommunication Services		530,887

Utilities — 4.1%
Electric Utilities — 2.5%
FPL Group, Inc.	980	44,100
Progress Energy, Inc.	1,563	70,929
Southern Co. (The)	3,032	104,483
		219,512
Multi-Utilities & Unregulated Power — 1.6%
PG&E Corp.	3,290	137,028
Total Utilities		356,540

Total Common Stocks
(Cost—$7,247,259)		8,631,857

	Principal Amount
Short-Term Securities — 2.6%
Repurchase Agreement ** — 2.6%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $233,377
(Cost—$233,271)	$233,271	233,271
Total Investments — 101.0%
(Cost $7,480,530)		8,865,128
Other Liabilities in Excess of Assets — (1.0)%		(91,033)
Net Assets 100.0%		$8,774,095

*      Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio (Formerly Roszel/BKF Large Cap Value Portfolio)
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 94.8%
Consumer Discretionary — 7.9%
Automobiles — 2.1%
Harley-Davidson, Inc.
	900	$56,475
Media — 5.8%
Comcast Corp. (Class A Non-Voting) *	2,760	101,596
News Corp. (Class A)	2,680	52,662
		154,258
Total Consumer Discretionary		210,733

Consumer Staples — 14.4%
Beverages — 1.4%
Diageo plc, ADR	520	36,941

Food & Staples Retailing — 6.5%
Costco Wholesale Corp.	2,240	111,283
Wal-Mart Stores, Inc.	1,250	61,650
		172,933
Food Products — 0.7%
Hershey Co.	360	19,242

Household Products — 1.3%
Procter & Gamble Co.	560	34,709

Tobacco — 4.5%
Altria Group, Inc.	1,580	120,949
Total Consumer Staples		384,774

Energy — 13.9%
Energy Equipment & Services — 0.9%
Transocean, Inc.*	340	24,898

Oil & Gas — 13.0%
ConocoPhillips	2,180	129,775
Devon Energy Corp.	1,120	70,728
EOG Resources, Inc.	1,010	65,701
Occidental Petroleum Corp.	1,680	80,825
		347,029
Total Energy		371,927

Financials — 40.7%
Capital Markets — 1.2%
Ameriprise Financial, Inc.	690	32,361

Commercial Banks — 6.5%
HSBC Holdings plc, ADR	990	90,615
Wells Fargo & Co.	2,280	82,490
		173,105
Consumer Finance — 5.3%
American Express Co.	2,500	140,200

Diversified Financial Services — 8.9%
Citigroup, Inc.	1,330	66,061
JPMorgan Chase & Co.	2,720	127,731
Moody’s Corp.	660	43,151
		236,943

Insurance — 15.8%
American International Group, Inc.	2,010	133,182
Aon Corp.	620	20,999
Berkshire Hathaway, Inc. (Class B) *	32	101,568
Loews Corp.	1,700	64,430
Progressive Corp. (The)	2,940	72,148
Transatlantic Holdings, Inc.	460	27,789
		420,116

Thrifts & Mortgage Finance — 3.0%
Golden West Financial Corp.	1,040	80,340
Total Financials		1,083,065

Health Care — 2.7%
Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	460	30,240
Caremark Rx, Inc.	710	40,236
Total Health Care		70,476

Industrials — 6.1%
Commercial Services & Supplies — 1.2%
H&R Block, Inc.	1,460	31,740

Industrial Conglomerates — 4.9%
Tyco International Ltd.	4,660	130,434
Total Industrials		162,174

Information Technology — 4.8%
Computers & Peripherals — 0.7%
Dell, Inc. *	840	19,186

IT Services — 1.6%
Iron Mountain, Inc. *	1,010	43,369

Software — 2.5%
Microsoft Corp.	2,380	65,045
Total Information Technology		127,600

Materials — 3.0%
Construction Materials — 0.8%
Vulcan Materials Co.	270	21,127

Containers & Packaging — 2.2%
Sealed Air Corp.	1,080	58,450
Total Materials		79,577

Telecommunication Services — 1.3%
Diversified Telecommunication Services — 1.3%
Sprint Nextel Corp.	2,000	34,300

Total Common Stocks (Cost—$2,428,890)		2,524,626

Total Investments — 94.8% (Cost — $2,428,890)		2,524,626
Other Assets Less Liabilities — 5.2%		139,523
Net Assets — 100%		$2,664,149

* Non-income producing security.
Glossary:
ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.8%
Consumer Discretionary — 16.5%
Automobiles — 0.9%
Harley-Davidson, Inc.	7,100	$445,525

Diversified Consumer Services — 0.3%
Regis Corp.	4,200	150,570

Hotels, Restaurants & Leisure — 4.8%
Hilton Hotels Corp.	9,800	272,930
International Game Technology	13,500	560,250
Sonic Corp. *	22,950	518,899
Starwood Hotels & Resorts Worldwide, Inc.	3,700	211,603
Yum! Brands, Inc.	16,900	879,645
		2,443,327
Household Durables — 1.3%
Garmin Ltd.	13,600	663,408

Internet & Catalog Retail — 0.6%
Liberty Media Holding Corp. — Interactive *	16,200	330,156

Media — 2.0%
EchoStar Communications Corp. (Class A) *	5,400	176,796
Liberty Global, Inc. (Class A) *	17,100	440,154
Univision Communications, Inc. (Class A) *	11,000	377,740
		994,690
Multiline Retail — 1.3%
Family Dollar Stores, Inc.	17,800	520,472
Nordstrom, Inc.	2,900	122,670
		643,142
Specialty Retail — 4.9%
Abercrombie & Fitch Co.	7,200	500,256
GameStop Corp. (Class A) *	7,900	365,612
Limited Brands, Inc.	10,000	264,900
Office Depot, Inc. *	7,600	301,720
Tractor Supply Co. *	5,400	260,604
Urban Outfitters, Inc. *	27,800	491,782
Williams-Sonoma, Inc.	10,200	330,378
		2,515,252
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. *	6,500	223,600
Total Consumer Discretionary		8,409,670

Consumer Staples — 8.9%
Food & Staples Retailing — 0.5%
Whole Foods Market, Inc.	4,800	285,264

Food Products — 5.8%
Dean Foods Co. *	25,900	1,088,318
Hershey Co. (The)	4,900	261,905
J.M. Smucker Co. (The)	4,200	201,390
Smithfield Foods, Inc. *	17,100	462,042
Tyson Foods, Inc.	58,900	935,332
		2,948,987
Personal Products — 2.6%
Avon Products, Inc.	12,600	386,316
NBTY, Inc. *	31,700	927,859
		1,314,175
Total Consumer Staples		4,548,426

Energy — 5.7%
Energy Equipment & Services — 3.3%
BJ Services Co.	15,600	470,028
ENSCO International, Inc.	5,500	241,065
Pride International, Inc. *	18,300	501,786
Smith International, Inc.	11,800	457,840
		1,670,719
Oil & Gas — 2.4%
Kinder Morgan, Inc.	3,300	346,005
Noble Energy, Inc.	13,800	629,142
Pogo Producing Co.	5,900	241,605
		1,216,752
Total Energy		2,887,471

Financials — 7.2%
Capital Markets — 5.2%
E*Trade Financial Corp. *	45,900	1,097,928
Northern Trust Corp.	15,000	876,450
T. Rowe Price Group, Inc.	14,000	669,900
		2,644,278
Commercial Banks — 1.3%
Commerce Bancorp, Inc.	18,300	671,793

Thrifts & Mortgage Finance — 0.7%
Hudson City Bancorp, Inc.	25,600	339,200
Total Financials		3,655,271

Health Care — 18.7%
Biotechnology — 2.3%
Applera Corp. — Celera Genomics Group *	13,200	183,744
Celgene Corp. *	5,900	255,470
Cephalon, Inc. *	3,600	222,300
Cepheid, Inc. *	31,700	228,874
Cubist Pharmaceuticals, Inc. *	6,600	143,484
MedImmune, Inc. *	4,855	141,815
		1,175,687
Pharmaceuticals — 3.5%
Allergan, Inc.	5,500	619,355
Forest Laboratories, Inc. *	6,800	344,148
KV Pharmaceutical Co. (Class A) *	12,100	286,770
Penwest Pharmaceuticals Co. *	10,500	174,825
Sepracor, Inc. *	7,500	363,300
		1,788,398
Health Care Equipment & Supplies — 6.7%
Biomet, Inc.	13,600	437,784
Conor Medsystems, Inc. *	5,500	129,635
Cooper Cos., Inc. (The)	13,400	716,900
Dade Behring Holdings, Inc.	8,100	325,296
Dentsply International, Inc.	12,600	379,386
Given Imaging Ltd. *	8,900	169,901
Hologic, Inc.*	5,900	256,768
Northstar Neuroscience, Inc. *	18,000	237,600
Quidel Corp. *	18,200	256,984
St. Jude Medical, Inc. *	14,100	497,589
		3,407,843
Health Care Providers & Services — 4.5%
Coventry Health Care, Inc. *	6,700	345,184
DaVita, Inc.*	8,200	474,534
Laboratory Corp. of America Holdings *	2,300	150,811
Manor Care, Inc.	7,800	407,784
Omnicell, Inc. *	20,000	357,800
Psychiatric Solutions, Inc. *	9,500	323,855
Quest Diagnostics, Inc.	4,100	250,756
		2,310,724
Life Science Tools & Services — 1.7%
Fisher Scientific International, Inc. *	4,900	383,376
Nektar Therapeutics *	16,300	234,883
Pharmaceutical Product Development, Inc.	7,400	264,106
		882,365
Total Health Care		9,565,017

Industrials — 10.3%
Aerospace & Defense — 1.7%
L-3 Communications Holdings, Inc.	2,100	164,493
Precision Castparts Corp.	3,600	227,376
Rockwell Collins, Inc.	8,300	455,172
		847,041
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	3,400	151,572
Expeditors International of Washington, Inc.	7,000	312,060
		463,632
Airlines — 2.7%
AMR Corp. *	31,300	724,282
Southwest Airlines Co.	37,900	631,414
		1,355,696
Commercial Services & Supplies — 2.9%
Herman Miller, Inc.	41,400	1,416,294
ICT Group, Inc. *	2,000	62,940
		1,479,234
Machinery — 1.1%
Dover Corp.	4,800	227,712

ITT Corp.	6,900	353,763
		581,475
Road & Rail — 1.0%
CSX Corp.	15,800	518,714
Total Industrials		5,245,792

Information Technology — 24.4%
Communications Equipment — 1.3%
Ciena Corp. *	15,314	417,306
Comverse Technology, Inc. *	12,100	259,424
		676,730
Computers & Peripherals — 4.3%
Diebold, Inc.	23,400	1,018,602
Logitech International SA, ADR *	16,500	359,040
Network Appliance, Inc. *	8,900	329,389
SanDisk Corp. *	9,000	481,860
		2,188,891
Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc. *	8,700	284,403
Cogent, Inc. *	7,800	107,094
		391,497
IT Services — 4.8%
CheckFree Corp. *	6,200	256,184
Cognizant Technology Solutions Corp., (Class A) *	9,500	703,570
Fiserv, Inc. *	23,700	1,116,033
Paychex, Inc.	10,000	368,500
		2,444,287
Semiconductors & Semiconductor Equipment 5.4%
Agere Systems, Inc. *	6,900	103,017
Broadcom Corp. (Class A) *	10,800	327,672
Formfactor, Inc.*	4,800	202,224
Integrated Device Technology, Inc. *	19,100	306,746
KLA-Tencor Corp.	5,200	231,244
Linear Technology Corp.	6,300	196,056
MEMC Electronic Materials, Inc. *	3,700	135,531
Microchip Technology, Inc.	5,700	184,794
Micron Technology, Inc. *	22,100	384,540
Nvidia Corp. *	23,200	686,488
		2,758,312
Software — 7.8%
Activision, Inc. *	30,400	459,040
Amdocs Ltd. *	21,300	843,480
BEA Systems, Inc. *	35,500	539,600
Citrix Systems, Inc. *	14,500	525,045
Electronic Arts, Inc. *	9,800	545,664
Intuit, Inc. *	6,500	208,585
Salesforce.com, Inc. *	10,400	373,152
Sonic Solutions, Inc. *	20,300	309,372
THQ, Inc. *	5,400	157,518
		3,961,456
Total Information Technology		12,421,173

Materials — 3.8%
Chemicals — 1.9%
International Flavors & Fragrances, Inc.	19,000	751,260
Scotts Miracle-Gro Co. (The) (Class A)	4,700	209,103
		960,363
Containers & Packaging — 1.0%
Pactiv Corp. *	17,500	497,350
Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc. (Class B)	8,500	452,710

Total Materials		1,910,423

Telecommunication Services — 1.3%
Wireless Telecommuncation Services — 1.3%
American Tower Corp. (Class A) *	12,100	441,650
NII Holdings, Inc. *	3,400	211,344
Total Telecommunication Services		652,994

Utilities — 1.0%
Multi-Utilities & Unregulated Power — 1.0%
AES Corp. (The) *	24,500	499,555
Total Common Stocks (Cost—$46,551,557)		49,795,792

	Principal Amount
Short-Term Securities — 2.3%
Repurchase Agreement ** — 2.3%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $1,163,343 (Cost—$1,162,817)	$1,162,817	1,162,817
Total Investments — 100.1% (Cost—$47,714,374)		50,958,609
Other Liabilities in Excess of Assets — (0.1)%		(38,541)
Net Assets — 100.0%		$50,920,068

* Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 100.0%
Consumer Discretionary — 5.7%
Auto Components — 0.7%
ArvinMeritor, Inc.	52,100	$741,904

Automobiles — 0.8%
Thor Industries, Inc.	21,600	889,272

Hotels, Restaurants & Leisure — 1.0%
CKE Restaurants, Inc.	65,800	1,100,176

Leisure Equipment & Products — 0.6%
Sturm Ruger & Co., Inc. *	74,400	575,856

Specialty Retail — 0.7%
Cato Corp. (The) (Class A)	34,950	765,755

Textiles, Apparel & Luxury Goods — 1.9%
Brown Shoe Co., Inc.	29,500	1,057,280
Kellwood Co.	34,900	1,006,167
		2,063,447
Total Consumer Discretionary		6,136,410

Consumer Staples — 9.7%
Food & Staples Retailing — 2.2%
Ruddick Corp.	44,500	1,158,335
Weis Markets, Inc.	29,800	1,186,040
		2,344,375
Food Products — 5.4%
Chiquita Brands International, Inc.	30,800	412,104
Corn Products International, Inc.	35,100	1,142,154
Fresh Del Monte Produce, Inc.	55,200	959,928
J.M. Smucker Co. (The)	23,800	1,141,210
Lancaster Colony Corp.	25,300	1,132,428
Pilgrim’s Pride Corp.	35,200	962,720
		5,750,544
Household Products — 1.0%
WD-40 Co.	31,000	1,105,770

Tobacco — 1.1%
Universal Corp.	31,600	1,154,348
Total Consumer Staples		10,355,037

Energy — 13.5%
Energy Equipment & Services — 1.0%
Tidewater, Inc.	22,800	1,007,532

Oil & Gas — 12.5%
Berry Petroleum Co. (Class A)	41,300	1,163,008
Cabot Oil & Gas Corp.	26,550	1,272,542
Frontline Ltd.	26,000	1,001,260
General Maritime Corp.	28,700	1,049,846
Holly Corp.	27,200	1,178,576
Massey Energy Co.	22,700	475,338
Penn Virginia Corp.	18,900	1,198,449
Range Resources Corp.	46,700	1,178,708
St. Mary Land & Exploration Co.	33,600	1,233,456
Teekay Shipping Corp.	24,900	1,023,639
W&T Offshore, Inc.	38,500	1,124,585
Western Refining, Inc.	44,600	1,036,504
World Fuel Services Corp.	11,100	448,995
		13,384,906
Total Energy		14,392,438

Financials — 21.3%
Commercial Banks — 5.3%
Amcore Financial, Inc.	37,000	1,120,730
Bancorpsouth, Inc.	40,700	1,129,832
FirstMerit Corp.	11,300	261,821
Old National Bancorp	53,010	1,012,491
Provident Bancshares Corp.	28,900	1,070,745
Susquehanna Bancshares, Inc.	46,000	1,124,240
		5,719,859

Consumer Finance — 1.0%
Advance America Cash Advance Centers, Inc.	73,900	1,065,638

Insurance — 5.2%
American Equity Investment Life Holding Co.	97,100	1,191,417
AmerUs Group Co.	12,600	856,926
Delphi Financial Group	27,850	1,110,658
Infinity Property & Casualty Corp.	30,900	1,270,917
LandAmerica Financial Group, Inc.	16,900	1,111,851
		5,541,769
Real Estate — 8.7%
CBL & Associates Properties, Inc. REIT	27,800	1,165,098
Equity One, Inc. REIT	46,900	1,124,193
First Industrial Realty Trust, Inc. REIT	26,000	1,144,000
Healthcare Realty Trust, Inc. REIT	30,000	1,152,300
HRPT Properties Trust REIT	96,800	1,156,760
Nationwide Health Properties, Inc. REIT	43,300	1,157,842
New Plan Excel Realty Trust REIT	41,200	1,114,460
Potlatch Corp. REIT	33,737	1,251,642
		9,266,295
Thrifts & Mortgage Finance — 1.1%
Washington Federal, Inc.	50,920	1,142,645
Total Financials		22,736,206

Health Care — 5.0%
Health Care Equipment & Supplies — 2.8%
Arrow International, Inc.	31,300	995,653
Invacare Corp.	38,200	898,464
West Pharmaceutical Services, Inc.	27,200	1,068,144
		2,962,261
Health Care Providers & Services — 2.2%
Landauer, Inc.	22,400	1,136,800
Owens & Minor, Inc.	37,500	1,233,375
		2,370,175
Total Health Care		5,332,436

Industrials — 22.4%
Aerospace & Defense — 2.1%
Curtiss-Wright Corp.	36,700	1,113,845
DRS Technologies, Inc.	25,900	1,131,053
		2,244,898
Airlines — 1.1%
Skywest, Inc.	47,900	1,174,508

Building Products — 2.5%
Lennox International, Inc.	35,200	806,080
Simpson Manufacturing Co., Inc.	40,100	1,083,903
Universal Forest Products, Inc.	16,100	789,705
		2,679,688
Commercial Services & Supplies — 3.7%
ABM Industries, Inc.	60,500	1,134,980
Banta Corp.	18,600	885,360
Ennis, Inc.	52,800	1,143,120
Kelly Services, Inc. (Class A)	27,700	759,257
		3,922,717
Electrical Equipment — 2.1%
Acuity Brands, Inc.	25,200	1,144,080
Regal-Beloit Corp.	24,400	1,061,400
		2,205,480
Industrial Conglomerates — 0.6%
Teleflex, Inc.	11,600	645,424

Machinery — 8.2%
Albany International Corp.	31,200	992,784
Barnes Group, Inc.	56,800	997,408
Briggs & Stratton Corp.	35,300	972,515
Crane Co.	29,100	1,216,380
Harsco Corp.	13,400	1,040,510
Kennametal, Inc.	22,300	1,263,295
Lincoln Electric Holdings, Inc.	23,800	1,295,910
Mueller Industries, Inc.	29,600	1,041,032
		8,819,834
Road & Rail — 2.1%
Arkansas Best Corp.	25,600	1,101,568
Werner Enterprises, Inc.	63,100	1,180,601
		2,282,169
Total Industrials		23,974,718

Materials — 11.2%
Chemicals — 5.4%
Lubrizol Corp.	26,100	1,193,553
Methanex Corp.	49,700	1,209,698
RPM International, Inc.	61,800	1,173,582
Sensient Technologies Corp.	51,500	1,007,855
Westlake Chemical Corp.	35,500	1,136,355
		5,721,043
Containers & Packaging — 1.0%
Rock-Tenn Co. (Class A)	56,500	1,118,700

Metals & Mining — 4.8%
Agnico-Eagle Mines, Ltd.	39,400	1,226,522
Cleveland-Cliffs, Inc.	32,700	1,246,197
Commercial Metals Co.	55,800	1,134,414
Compass Minerals International, Inc.	11,900	336,889
Iamgold Corp.	140,900	1,196,241
		5,140,263
Total Materials		11,980,006

Telecommunication Services — 0.8%
Wireless Telecommunication Services — 0.8%
USA Mobility, Inc.	35,200	803,968

Utilities — 10.4%
Electric Utilities — 1.9%
Cleco Corp.	44,800	1,130,752
Duquesne Light Holdings, Inc.	43,600	857,176
		1,987,928
Gas Utilities — 7.5%
Atmos Energy Corp.	39,200	1,119,160
Energen Corp.	32,700	1,369,149
National Fuel Gas Co.	32,100	1,166,835
Peoples Energy Corp.	21,400	869,910
Southwest Gas Corp.	33,600	1,119,552
UGI Corp.	47,900	1,171,155
WGL Holdings, Inc.	38,100	1,194,054
		8,009,815
Multi-Utilities & Unregulated Power — 1.0%
Vectren Corp.	41,900	1,125,015
Total Utilities		11,122,758
Total Common Stocks (Cost—$91,474,151)		106,833,977

	Principal Amount
Short-Term Securities — 6.8%
Repurchase Agreement ** — 6.8%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $7,307,252 (Cost—$7,303,947)	$7,303,947	7,303,947
Total Investments — 106.8% (Cost—$98,778,098)		114,137,924
Other Liabilities in Excess of Assets — (6.8)%		(7,286,506)
Net Assets — 100.0%		$106,851,418

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S.government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.9%
Consumer Discretionary — 21.3%
Diversified Consumer Services — 1.0%
INVESTools, Inc. *	73,839	$784,909

Hotels, Restaurants & Leisure — 2.6%
Gaylord Entertainment Co. *	14,150	620,477
Orient Express Hotels Ltd.	17,050	637,329
WMS Industries, Inc. *	23,200	677,672
		1,935,478
Household Durables — 1.8%
Champion Enterprises, Inc. *	83,700	577,530
Interface, Inc. *	57,150	736,092
		1,313,622
Internet & Catalog Retail — 2.7%
Coldwater Creek, Inc.*	23,875	686,645
Gaiam, Inc. (Class A) *	43,400	560,294
Priceline.com, Inc. *	20,650	759,713
		2,006,652
Leisure Equipment & Products — 2.5%
MarineMax, Inc.*	40,850	1,039,632
Pool Corp.	21,550	829,675
		1,869,307
Media — 1.7%
Lions Gate Entertainment Corp. *	60,000	600,600
Morningstar, Inc. *	17,900	660,510
		1,261,110
Specialty Retail — 6.0%
Bebe Stores, Inc.	31,500	780,570
Children’s Place Retail Stores, Inc. (The) *	18,900	1,210,167
GameStop Corp. (Class A) *	31,900	1,476,332
J. Crew Group, Inc. *	19,036	572,413
Tween Brands, Inc. *	10,550	396,680
		4,436,162
Textiles, Apparel & Luxury Goods — 3.0%
Carter’s, Inc. *	36,250	956,638
Under Armour, Inc. (Class A) *	18,500	740,370
Volcom, Inc. *	23,350	526,309
		2,223,317
Total Consumer Discretionary		15,830,557

Energy — 9.3%
Energy Equipment & Services — 4.6%
Gulf Island Fabrication, Inc.	18,550	483,970
Hornbeck Offshore Services, Inc. *	30,693	1,028,215
Pioneer Drilling Co.*	42,950	551,478
Superior Energy Services, Inc. *	25,850	678,821
Universal Compression Holdings, Inc. *	12,700	678,815
		3,421,299
Oil & Gas — 4.7%
Brigham Exploration Co.*	142,000	961,340
Foundation Coal Holdings, Inc.	22,000	712,140
Newfield Exploration Co. *	4,520	174,201
Western Refining, Inc.	32,600	757,624
World Fuel Services Corp.	17,430	705,043
Bois D’Arc Energy, Inc. *	9,570	146,421
		3,456,769
Total Energy		6,878,068

Financials — 8.3%
Capital Markets — 2.4%
Affiliated Managers Group, Inc. *	8,900	890,979
Investment Technology Group, Inc. *	19,700	881,575
		1,772,554
Commercial Banks — 0.6%
West Coast Bancorp	14,492	442,586

Diversified Financial Services — 2.3%
Marlin Business Services Corp. *	55,750	1,165,175
Services Acquisition Corp.*	57,850	514,865
		1,680,040
Insurance — 1.7%
ProAssurance Corp. *	14,100	694,848
Security Capital Assurance Ltd. *	25,100	601,145
		1,295,993

Real Estate — 1.0%
Resource Capital Corp. REIT	46,800	723,060

Thrifts & Mortgage Finance — 0.3%
Clayton Holdings, Inc.*	19,000	238,830
Total Financials		6,153,063

Health Care — 19.7%
Biotechnology — 3.4%
Keryx Biopharmaceuticals, Inc. *	29,900	353,717
Myogen, Inc. *	9,400	329,752
Myriad Genetics, Inc. *	33,850	834,403
Renovis, Inc.*	20,300	279,328
Theravance, Inc. *	17,000	459,680
United Therapeutics Corp. *	4,450	233,803
		2,490,683
Health Care Equipment & Supplies — 5.9%
ArthroCare Corp. *	16,600	777,876
DJO, Inc. *	33,550	1,393,331
Hologic, Inc.*	6,350	276,352
Mentor Corp.	14,400	725,616
Neurometrix, Inc. *	21,850	415,369
Northstar Neuroscience, Inc. *	27,495	362,934
Thoratec Corp. *	29,900	466,739
		4,418,217
Health Care Providers & Services — 3.1%
Chemed Corp.	20,800	671,008
Healthways, Inc. *	12,300	548,580
Psychiatric Solutions, Inc. *	12,700	432,943
Sunrise Senior Living, Inc. *	9,950	297,206
Symbion, Inc.*	17,950	329,562
		2,279,299

Health Care Technology — 1.7%
Per-SeTechnologies, Inc. *	56,100	1,277,958

Life Sciences Tools & Services — 2.5%
Covance, Inc. *	11,700	776,646
Illumina, Inc. *	15,100	498,904
Nektar Therapeutics *	38,950	561,269
		1,836,819

Pharmaceuticals — 3.1%
Adams Respiratory Therapy, Inc. *	20,550	751,924
AVANIR Pharmaceuticals (Class A)*	28,725	198,777
Cypress Bioscience, Inc. *	61,700	450,410
Nastech Pharmaceutical Co., Inc. *	21,750	331,905
ViroPharma, Inc. *	48,150	585,986
		2,319,002
Total Health Care		14,621,978

Industrials — 8.9%
Aerospace & Defense — 1.5%
Heico Corp.	31,700	1,087,310

Air Freight & Logistics — 0.8%
UTI Worldwide, Inc.	20,950	585,972

Airlines — 0.5%
Airtran Holdings, Inc. *	39,550	392,336

Electrical Equipment — 2.4%
Acuity Brands, Inc.	14,450	656,030
General Cable Corp. *	28,600	1,092,806
		1,748,836
Machinery — 0.8%
Oshkosh Truck Corp.	12,400	625,828

Marine — 2.1%
American Commercial Lines, Inc. *	26,200	1,557,590

Trading Companies & Distributors — 0.8%
GATX Corp.	14,800	612,276
Total Industrials		6,610,148

Information Technology — 25.0%
Advertising — 0.6%
Marchex, Inc. (Class B) *	29,700	455,598

Communications Equipment — 3.5%
Arris Group, Inc. *	42,100	482,466
Finisar Corp. *	120,150	436,144
Redback Networks*	22,700	315,076
Riverbed Technology, Inc. *	10,500	204,750
Symmetricom, Inc. *	44,300	357,501
ViaSat, Inc. *	31,550	791,274
		2,587,211
Computers & Peripherals — 1.2%
Komag, Inc. *	16,600	530,536
Rackable Systems, Inc.*	14,050	384,549
		915,085
Electronic Equipment & Instruments — 1.8%
Aeroflex, Inc. *	67,250	691,330
Benchmark Electronics, Inc.*	22,500	604,800
		1,296,130
Internet Software & Services — 1.3%
Bankrate, Inc. *	23,700	629,472
DealerTrack Holdings, Inc. *	16,300	360,393
		989,865
IT Services — 4.4%
Alliance Data Systems Corp. *	10,700	590,533
Talx Corp.	34,275	840,423
VeriFone Holdings, Inc. *	40,150	1,146,282
Wright Express Corp.*	28,000	673,680
		3,250,918
Semiconductors & Semiconductor Equipment — 7.5%
Diodes, Inc. *	24,550	1,059,823
FormFactor, Inc.*	13,050	549,797
Integrated Device Technology, Inc. *	59,450	954,767
Microsemi Corp.*	31,400	591,890
Nextest Systems Corp. *	26,900	354,004
PMC-Sierra, Inc. *	51,950	308,583
SiRF Technology Holdings, Inc.*	13,700	328,663
Trident Microsystems, Inc. *	31,600	735,016
Varian Semiconductor Equipment Associates, Inc. *	19,600	719,320
		5,601,863
Software — 4.7%
Blackboard, Inc. *	19,500	516,750
Epicor Software Corp. *	52,174	684,001
Hyperion Solutions Corp. *	18,462	636,570
Nuance Communications, Inc. *	58,200	475,494
Verint Systems, Inc. *	16,450	494,323
Witness Systems, Inc. *	39,400	690,682
		3,497,820
Total Information Technology		18,594,490

Materials — 3.4%
Construction Materials — 0.9%
Eagle Materials, Inc.	18,850	634,868

Containers & Packaging — 0.9%
Intertape Polymer Group, Inc. *	91,650	705,705

Metals & Mining — 1.6%
Allegheny Technologies, Inc.	4,550	282,965
Century Aluminum Co. *	27,453	923,793
		1,206,758
Total Materials		2,547,331

Telecommunication Services — 2.0%
Diversified Telecommunication Services — 2.0%
Cbeyond Communications, Inc. *	35,350	970,357
NTELOS Holdings Corp.*	39,350	502,500
Total Telecommunication Services		1,472,857
Total Common Stocks (Cost—$67,991,622)		72,708,492

Investment Companies — 0.5%
Technology Investment Capital Corp. (Cost—$341,027)	22,500	329,175

	Principal Amount
Short-Term Securities — 2.0%
Discount Note — 2.0%
Federal Farm Credit Bank 4.75% due 10/02/06 ** (Cost — $1,535,797)	$1,536,000	1,535,595
Total Investments — 100.4% (Cost —$69,868,446)		74,573,262
Other Liabilities in Excess of Assets — (0.4)%		(286,871)
Net Assets — 100.0%		74,286,391

* Non-income producing security.
** Zero coupon security - rate disclosed is yield as of September 30, 2006.
Glossary:
REIT — Real Estate Investment Trust

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Delaware Trend Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.5%
Consumer Discretionary — 19.6%
Diversified Consumer Services — 1.7%
Bright Horizons Family Solutions, Inc. *	14,700	$613,431

Hotels, Restaurants & Leisure — 3.4%
Sonic Corp. *	23,025	520,595
Texas Roadhouse, Inc. (Class A) *	27,300	335,244
Wynn Resorts Ltd. *	5,500	374,055
		1,229,894
Internet & Catalog Retail — 0.1%
Shutterfly, Inc. *	2,400	37,320

Specialty Retail — 8.9%
Dick’s Sporting Goods, Inc.*	15,600	710,112
DSW, Inc. (Class A) *	15,800	497,700
J. Crew Group, Inc. *	3,300	99,231
MSC Industrial Direct Co.	16,300	664,062
Tractor Supply Co. *	9,600	463,296
Under Armour, Inc. (Class A) *	19,600	784,392
		3,218,793
Textiles, Apparel & Luxury Goods — 5.5%
Carter’s, Inc. *	16,900	445,991
Coach, Inc. *	27,000	928,800
CROCS, Inc. *	17,700	600,915
		1,975,706
Total Consumer Discretionary		7,075,144

Consumer Staples — 0.1%
Personal Products — 0.1%
Bare Escentuals, Inc. *	1,300	35,295

Energy — 5.6%
Energy Equipment & Services — 4.0%
CARBO Ceramics, Inc.	10,150	365,705
Hydril *	8,500	476,510
Veritas DGC, Inc. *	9,300	612,126
		1,454,341
Oil, Gas & Consumable Fuels — 1.6%
Helix Energy Solutions Group, Inc.*	16,920	565,128
Total Energy		2,019,469

Financials — 10.8%
Capital Markets — 1.6%
Waddell & Reed Financial, Inc.	22,900	566,775

Commercial Banks — 2.9%
City National Corp.	5,900	395,654
SVB Financial Group *	3,600	160,704
Whitney Holding Corp.	14,200	507,934
		1,064,292
Diversified Financial Services — 0.5%
Nasdaq Stock Market, Inc. (The) *	5,600	169,344

Insurance — 4.1%
Aspen Insurance Holdings Ltd.	8,300	214,389
Delphi Financial Group	11,125	443,665
Hanover Insurance Group, Inc. (The)	10,200	455,226
PartnerRe Ltd.	5,500	371,635
		1,484,915
Thrifts & Mortgage Finance — 1.7%
Bankunited Financial Corp.	8,500	221,595
Webster Financial Corp.	8,100	381,591
		603,186
Total Financials		3,888,512

Health Care — 24.6%
Biotechnology — 11.2%
Cepheid, Inc. *	34,100	246,202
Cubist Pharmaceuticals, Inc. *	15,400	334,796
CV Therapeutics, Inc.*	27,400	305,236
Digene Corp. *	11,700	504,855
Nuvelo, Inc. *	11,200	204,288

PDL BioPharma, Inc. *	28,200	541,440
Progenics Pharmaceuticals, Inc. *	19,400	455,124
Telik, Inc. *	32,900	585,291
United Therapeutics Corp. *	16,500	866,910
		4,044,142
Health Care Equipment & Supplies — 7.6%
Align Technology, Inc. *	25,000	284,500
Conceptus, Inc. *	62,600	1,107,394
Hologic, Inc.*	14,600	635,392
Lifecell Corp. *	3,100	99,882
NuVasive, Inc.*	31,200	627,432
		2,754,600

Health Care Technology — 1.3%
Per-SeTechnologies, Inc. *	20,400	464,712

Life Sciences Tools & Services — 1.9%
Fisher Scientific International, Inc. *	2,300	179,952
Nektar Therapeutics *	13,100	188,771
Techne Corp. *	5,900	300,074
		668,797
Pharmaceuticals — 2.6%
MGI Pharma, Inc. *	23,100	397,551
Sciele Pharma, Inc. *	29,500	555,780
		953,331
Total Health Care		8,885,582

Industrials — 11.5%
Aerospace & Defense — 1.0%
Hexcel Corp. *	25,600	362,240

Air Freight & Logistics — 1.5%
UTi Worldwide, Inc.	19,400	542,618

Commercial Services & Supplies — 4.0%
Advisory Board Co. (The) *	10,000	505,200
American Reprographics Co.*	14,800	474,488
Monster Worldwide, Inc. *	12,800	463,232
		1,442,920
Electrical Equipment — 0.7%
Energy Conversion Devices, Inc. *	6,900	255,576

Machinery — 3.4%
Bucyrus International, Inc.	14,800	627,816
JLG Industries, Inc.	29,800	590,338
		1,218,154
Road & Rail — 0.9%
J.B. Hunt Transport Services, Inc.	16,300	338,551
Total Industrials		4,160,059

Information Technology — 24.3%
Communications Equipment — 4.7%
Arris Group, Inc. *	14,900	170,754
F5 Networks, Inc. *	3,800	204,136
Foundry Networks, Inc. *	29,400	386,610
Polycom, Inc. *	23,500	576,455
Powerwave Technologies, Inc.*	46,500	353,400
		1,691,355
Computers & Peripherals — 1.2%
Rackable Systems, Inc.*	16,300	446,131

Electronic Equipment & Instruments — 4.0%
Itron, Inc. *	8,000	446,400
Mettler Toledo International, Inc. *	9,400	621,810
Vishay Intertechnology, Inc.*	26,600	373,464
		1,441,674
Internet Software & Services — 2.3%
Akamai Technologies, Inc. *	15,400	769,846
Knot, Inc. (The) *	2,500	55,325
		825,171
Semiconductors & Semiconductor Equipment — 5.8%
Cymer, Inc. *	8,200	360,062
Microsemi Corp.*	26,900	507,065
Silicon Laboratories, Inc. *	9,300	288,486
Sirf Technology Holdings, Inc.*	11,500	275,885
Trident Microsystems, Inc. *	15,600	362,856
Varian Semiconductor Equipment Associates, Inc. *	8,600	315,620
		2,109,974

Software — 6.3%
Informatica Corp. *	37,400	508,266
Opsware, Inc. *	63,100	568,531
Salesforce.com, Inc. *	10,300	369,564
TIBCO Software, Inc. *	52,500	471,450
Wind River Systems, Inc. *	32,500	348,075
		2,265,886
Total Information Technology		8,780,191

Materials — 1.0%
Metals & Mining — 1.0%
AMCOL International Corp.	14,500	361,195
Total Common Stocks (Cost—$30,768,919)		35,205,447

	Principal Amount
Short-Term Securities — 2.7%
Repurchase Agreement ** — 2.7%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $957,320 (Cost—$956,887)	$956,887	956,887
Total Investments 100.2% (Cost—$31,725,806)		36,162,334
Other Liabilities in Excess of Assets — (0.2)%		(71,056)
Net Assets — 100.0%		$36,091,278

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S.government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust —
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)			(in U.S. dollars)

	S&P Ratings	Principal Amount	Value
Fixed Income Investments — 89.3%
Consumer Discretionary — 17.9%
Auto Components — 0.6%
Cooper-Standard Automotive, Inc.
8.38% due 12/15/14	B-	$75,000	$55,125
Stanadyne Corp.
10.00% due 08/15/14	CCC+	25,000	25,250
			80,375
Auto Parts & Equipment — 0.5%
Avis Budget Car Rental LLC
7.63% due 05/15/14 (c)	BB-	75,000	72,750

Automobiles — 1.4%
Ford Motor Credit Co.
7.38% due 10/28/09	B	125,000	121,476
General Motors Corp.
7.20% due 01/15/11	B-	65,000	59,881
			181,357
Hotels, Restaurants & Leisure — 4.8%
Boyd Gaming Corp.
7.13% due 02/01/16	B+	50,000	48,375
Denny’s Corp.
10.00% due 10/01/12	CCC+	50,000	51,750
Gaylord Entertainment Co.
8.00% due 11/15/13	B-	150,000	152,625
Hilton Hotels Corp.
3.38% due 04/15/23	BB	50,000	65,375
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	B	100,000	95,000
Landry’s Restaurants, Inc.
7.50% due 12/15/14	B	25,000	23,938
MGM Mirage
6.75% due 09/01/12	BB	50,000	49,312
Scientific Games Corp.
6.25% due 12/15/12	B+	75,000	72,187
Turning Stone Resort Casino Enterprise
9.13% due 09/15/14 (c)	B+	50,000	50,500
Wynn Las Vegas Capital Corp.
6.63% due 12/01/14	BB-	25,000	24,250
			633,312
Household Durables — 0.3%
Standard Pacific Corp.
7.00% due 08/15/15	BB	50,000	45,000

Leisure Equipment & Products — 0.8%
Hard Rock Hotel, Inc.
8.88% due 06/01/13	B	100,000	108,125

Media — 8.6%
Affinion Group, Inc.
11.50% due 10/15/15	B-	75,000	76,875
Allbritton Communications Co.
7.75% due 12/15/12	B-	100,000	100,750
AMC Entertainment, Inc.
11.00% due 02/01/16	CCC+	25,000	27,250
CCH I LLC
11.00% due 10/01/15	CCC-	84,000	76,440
Cinemark USA, Inc.
9.00% due 02/01/13	B-	25,000	25,937
DirecTV Holdings LLC
6.38% due 06/15/15	BB-	50,000	47,000
Echostar DBS Corp.
6.38% due 10/01/11	BB-	75,000	73,031
7.13% due 02/01/16 (c)	BB-	25,000	24,156
Houghton Mifflin Co.
8.25% due 02/01/11	CCC+	100,000	102,750
Interpublic Group of Cos., Inc.
6.25% due 11/15/14	B	35,000	30,275
Liberty Media Corp.
3.50% due 01/15/31 (b)	BB+	25,000	27,594
3.25% due 03/15/31 (b)	BB+	200,000	160,750
Lin Television Corp.
6.50% due 05/15/13	B-	25,000	23,313
Mediacom LLC
9.50% due 01/15/13	B	50,000	51,125
Omnicom Group, Inc.
0.00% 07/01/38 (b)(d)	A-	10,000	10,163
RH Donnelley Corp.
8.88% due 01/15/16	B	25,000	25,062
Sinclair Broadcast Group, Inc.
8.00% due 03/15/12	B	140,000	141,925
6.00% due 09/15/12(b)	B-	125,000	111,094
			1,135,490

Multiline Retail — 0.2%
Bon-Ton Stores, Inc. (The)
10.25% due 03/15/14	B-	25,000	24,313

Specialty Retail — 0.2%
General Nutrition Centers, Inc.
8.50% due 12/01/10	CCC+	25,000	24,250

Textiles, Apparel & Luxury Goods — 0.5%
INVISTA (c)
9.25% due 05/01/12	B+	65,000	68,738
Total Consumer Discretionary			2,373,710

Consumer Staples — 1.5%
Food & Staples Retailing — 0.4%
Stater Brothers Holdings
8.13% due 06/15/12	B+	55,000	55,275

Food Products — 0.2%
Supervalu, Inc.
7.50% due 05/15/12	B	25,000	25,349

Household Products — 0.2%
ACCO Brands Corp.
7.63% due 08/15/15	B	25,000	24,187

Personal Products — 0.7%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B-	100,000	98,000
Total Consumer Staples			202,811

Energy — 10.4%
Energy Equipment & Services — 1.8%
Bristow Group, Inc.
6.13% due 06/15/13	BB	100,000	93,750
Grant Prideco, Inc.
6.13% due 08/15/15	BB+	25,000	23,875
Schlumberger Ltd.
1.50% due 06/01/23 (b)	A+	25,000	43,219
Williams Cos., Inc.
7.88% due 09/01/21	BB-	75,000	78,375
			239,219
Oil & Gas — 8.2%
Chesapeake Energy Corp.
7.00% due 08/15/14	BB	60,000	59,325
6.25% due 01/15/18	BB	50,000	46,375
Devon Energy Corp.
4.90% due 08/15/08(b)	BBB	50,000	62,812
El Paso Corp.
7.00% due 05/15/11	B	200,000	201,250
Ferrellgas Escrow LLC
6.75% due 05/01/14	B+	40,000	39,100
Hanover Compressor Co.
8.63% due 12/15/10	B	75,000	78,000
7.50% due 04/15/13	B	25,000	25,000
4.75% due 01/15/14(b)	B	40,000	55,800
9.00% due 06/01/14	B	25,000	26,500
Hornbeck Offshore Services, Inc.
6.13% due 12/01/14	BB-	70,000	65,362
Houston Exploration Co.
7.00% due 06/15/13	B	100,000	97,000
KCS Energy, Inc.
7.13% due 04/01/12	B-	50,000	48,000
Kerr-McGee Corp.
6.95% due 07/01/24	BB+	60,000	64,283
Pogo Producing Co.
6.63% due 03/15/15	B+	75,000	71,625
Quicksilver Resources, Inc.
7.13% due 04/01/16	B	50,000	47,375
1.88% due 11/01/24(b)	NR†	25,000	31,938
Range Resources Corp.
7.38% due 07/15/13	B	25,000	25,125
Tesoro Corp.
6.25% due 11/01/12 (c)	BB+	50,000	48,188
			1,093,058
Oil, Gas & Consumable Fuels — 0.4%
Inergy LP
8.25% due 03/01/16	B	50,000	51,750
Total Energy			1,384,027

Financials — 3.1%
Consumer Finance — 1.8%
General Motors Acceptance Corp.
7.25% due 03/02/11	BB	200,000	201,143
6.75% due 12/01/14	BB	35,000	34,169
			235,312
Diversified Financial Services — 1.3%
Hughes Network Systems LLC
9.50% due 04/15/14 (c)	B-	25,000	25,750
Morgan Stanley
1.00% due 03/30/12 (b)(c)	A+	40,000	47,184
Sensus Metering Systems, Inc.
8.63% due 12/15/13	B-	100,000	97,250
			170,184
Total Financials			405,496

Health Care — 9.6%
Biotechnology — 1.8%
Amgen, Inc.
0.13% due 02/01/11 (b)(c)	A+	25,000	25,250
Bio-Rad Laboratories, Inc.
6.13% due 12/15/14	BB-	75,000	70,875
deCode Genetics, Inc.
3.50% due 04/15/11 (b)	NR†	50,000	38,437
Genzyme Corp.
1.25% due 12/01/23 (b)	BBB	50,000	54,750
Invitrogen Corp.
3.25% due 06/15/25 (b)	NR†	50,000	48,250
			237,562
Health Care Equipment & Supplies — 1.4%
American Medical Systems Holdings, Inc.
3.25% due 07/01/36 (b)	B	15,000	17,513
CDRV Investors, Inc.
0.00% due 01/01/15 (a)	B-	100,000	74,000
St. Jude Medical, Inc.
2.80% due 12/15/35 (b)	BBB+	100,000	99,125
			190,638
Life Sciences Tools & Services — 0.2%
Millipore Corp.
3.75% due 06/01/26 (b)	NR†	25,000	24,937

Health Care Providers & Services — 2.9%
AmeriPath, Inc.
10.50% due 04/01/13	B-	100,000	106,000
DaVita, Inc.
7.25% due 03/15/15	B	75,000	73,687
Hanger Orthopedic Group, Inc.
10.25% due 06/01/14	CCC+	25,000	25,375
Manor Care, Inc.
2.13% due 08/01/35 (a)(b)	BBB	50,000	61,312
Tenet Healthcare Corp.
7.38% due 02/01/13	CCC+	50,000	45,063
9.88% due 07/01/14	CCC+	50,000	49,813
Vanguard Health Holding Co. II
9.00% due 10/01/14	CCC+	25,000	24,250
			385,500
Pharmaceuticals — 3.3%
Alza Corp.
0.83% due 07/28/20 (b)(d)	AAA	75,000	66,844
Angiotech Pharmaceuticals, Inc.
7.75% due 04/01/14 (c)	B	75,000	71,250
CV Therapeutics, Inc.
3.25% due 08/16/13(b)	NR†	50,000	40,250
MGI Pharma, Inc.
1.68% due 03/02/24 (a)(b)	NR†	75,000	48,375
Mylan Labs, Inc.
6.38% due 08/15/15	BBB-	50,000	48,437
Teva Pharmaceutical Finance NV
0.38% due 11/15/22 (b)	BBB	35,000	55,475
Warner Chilcott Corp.
8.75% due 02/01/15	B-	50,000	51,750
Wyeth
5.11% due 01/15/24 (b)(e)	A	50,000	54,470
			436,851
Total Health Care			1,275,488

Industrials — 9.1%
Aerospace & Defense — 2.3%
DRS Technologies, Inc.
6.88% due 11/01/13	B	100,000	98,750
Edo Corp.
4.00% due 11/15/25 (b)	NR†	50,000	48,062
L-3 Communications Corp.
6.38% due 10/15/15	BB+	25,000	24,313
3.00% due 08/01/35 (b)	BB+	50,000	50,875
Lockheed Martin Corp.
5.16% due 08/15/33 (b)(e)	BBB+	60,000	75,966
			297,966

Commercial Services & Supplies — 2.1%
CRA International, Inc.
2.88% due 06/15/34 (b)	NR†	45,000	61,256
CHC Helicopter Corp.
7.38% due 05/01/14	B	50,000	47,125
Clarke American Corp.
11.75% due 12/15/13	B-	25,000	25,875
FTI Consulting , Inc.
7.75% due 10/01/16 (c)	B+	25,000	25,250
Iron Mountain, Inc.
7.75% due 01/15/15	B	100,000	100,000
United Rentals North America, Inc.
7.75% due 11/15/13	B	25,000	24,625
			284,131
Construction & Engineering — 0.5%
Fluor Corp.
1.50% due 02/15/24 (b)	BBB+	50,000	72,000

Electrical Equipment — 0.5%
Roper Industries, Inc.
1.48% due 01/15/34 (a)(b)	BB-	100,000	58,875

Industrial Conglomerates — 0.5%
Park-Ohio Industries, Inc.
8.38% due 11/15/14	CCC+	75,000	68,250

Machinery — 1.5%
Cummins, Inc.
9.50% due 12/01/10	BBB-	30,000	31,568
Dresser-Rand Group, Inc.
7.38% due 11/01/14	B	22,000	21,615
Gardner Denver, Inc.
8.00% due 05/01/13	B	50,000	52,000
Manitowoc Co., Inc. (The)
7.13% due 11/01/13	BB-	100,000	98,500
			203,683
Road & Rail — 1.3%
Ashtead Capital, Inc.
9.00% due 08/15/16 (c)	B	50,000	52,000
CSX Corp.
0.00% due 10/30/21 (b)(d)	BBB	100,000	118,750
			170,750
Trading Companies & Distributors — 0.4%
Interline Brands, Inc.
8.13% due 06/15/14	B	50,000	50,625
Total Industrials			1,206,280

Information Technology — 2.5%
Computers & Peripherals — 0.2%
Sandisk Corp.
1.00% due 05/15/13 (b)	BB-	25,000	23,812

Internet Software & Services — 0.2%
Openwave Systems, Inc.
2.75% due 09/09/08 (b)	NR†	25,000	24,312

IT Services — 0.6%
SunGard Data Systems, Inc.
9.13% due 08/15/13	B-	50,000	51,750
10.25% due 08/15/15	B-	25,000	25,750
			77,500
Semiconductors & Semiconductor Equipment — 1.1%
Cypress Semiconductor Corp.
1.25% due 06/15/08 (b)	B-	25,000	32,250
Intel Corp.
2.95% due 12/15/35 (b)	A-	25,000	22,344
LSI Logic Corp.
4.00% due 05/15/10 (b)	B	100,000	100,250
			154,844
Software — 0.4%
Cadence Design System, Inc.
0.00% due 08/15/23 (b)(d)	NR†	25,000	28,656
Serena Software, Inc.
10.38% due 03/15/16	CCC+	25,000	26,188
			54,844
Total Information Technology			335,312

Materials — 10.9%
Chemicals — 2.7%
Equistar Chemicals LP
7.55% due 02/15/26	BB-	25,000	23,125
Hercules, Inc.
6.75% due 10/15/29	B+	125,000	118,906
Huntsman LLC
11.50% due 07/15/12	B	27,000	30,713
Mosaic Global Holdings, Inc.
11.25% due 06/01/11	BB	50,000	52,812
7.30% due 01/15/28	B+	25,000	22,219
Lyondell Chemical Co.
8.00% due 09/15/14	B+	50,000	50,625
Rhodia SA
8.88% due 06/01/11	B-	32,000	33,040
Rockwood Specialties Group, Inc.
7.50% due 11/15/14	B-	30,000	29,550
			360,990
Containers & Packaging — 4.2%
Berry Plastics Holdings Corp.
8.88% due 09/15/14 (c)	CCC+	50,000	50,250
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	B	150,000	136,500
Graphic Packaging International Corp.
9.50% due 08/15/13	B-	75,000	76,687
Jefferson Smurfit Corp. U.S.
7.50% due 06/01/13	CCC+	65,000	59,963
Owens-Brockway
8.88% due 02/15/09	BB-	132,000	135,630
7.75% due 05/15/11	BB-	50,000	51,375
Rock-Tenn Co.
8.20% due 08/15/11	B+	25,000	26,000
Stone Container Finance
7.38% due 07/15/14	CCC+	25,000	22,750
			559,155
Metals & Mining — 0.8%
AK Steel Holding Corp.
7.75% due 06/15/12	B+	30,000	29,212
Allegheny Ludlum Corp.
6.95% due 12/15/25	BB-	50,000	50,750
Novelis, Inc.
8.25% due 02/15/15 (c)	B	25,000	23,750
			103,712
Paper & Forest Products — 3.2%
Abitibi-Consolidated, Inc.
8.55% due 08/01/10	B+	60,000	59,550
Bowater, Inc.
9.50% due 10/15/12	B+	50,000	50,750
6.50% due 06/15/13	B+	50,000	44,375
Buckeye Technologies, Inc.
8.00% due 10/15/10	B	150,000	144,000
Domtar, Inc.
7.88% due 10/15/11	B+	50,000	49,750
Catalyst Paper Corp.
7.38% due 03/01/14	B+	50,000	46,000
Tembec Industries, Inc.
7.75% due 03/15/12	CCC-	50,000	25,250
			419,675
Total Materials			1,443,532

Telecommunication Services — 7.4%
Communications Equipment — 0.3%
Comverse Technology, Inc.
0.00% due 05/15/23 (b)(d)	BB-	35,000	44,975

Diversified Telecommunication Services — 3.7%
Cincinnati Bell, Inc.
8.38% due 01/15/14	B-	100,000	101,000
Nordic Telephone Company Holdings
8.88% due 05/01/16 (c)	B	75,000	78,843
Qwest Capital Funding, Inc.
7.90% due 08/15/10	B	200,000	205,500
Qwest Communications International, Inc.
3.50% due 11/15/25(b)	B	20,000	32,550
Syniverse Technologies, Inc.
7.75% due 08/15/13	B	50,000	48,125
Wind Acquisition Finance SA
10.75% due 12/01/15 (c)	B-	25,000	27,594
			493,612

Wireless Telecommunication Services — 3.4%
Centennial Communications Corp.
10.00% due 01/01/13	CCC	25,000	25,313
Dobson Communications Corp.
8.88% due 10/01/13	CCC	75,000	74,344
Nextel Communications, Inc.
7.38% due 08/01/15	BBB+	60,000	61,904
Nextel Partners, Inc.
8.13% due 07/01/11	BBB+	100,000	105,000
Rogers Wireless , Inc.
7.25% due 12/15/12	BB	25,000	26,156
Rural Cellular Corp.
9.75% due 01/15/10	CCC	75,000	75,469
UbiquiTel Operating Co.
9.88% due 03/01/11	BBB+	70,000	75,950
			444,136
Total Telecommunication Services			982,723

U.S. Government Securities — 9.5%
U.S. Government Agencies — 7.6%
Federal National Mortgage Assn.
6.00% due 01/01/33	AAA	38,080	38,361
6.00% due 03/01/33	AAA	210,187	211,738
6.00% due 05/01/33	AAA	238,435	240,194
6.00% due 04/01/35	AAA	81,535	82,036
6.50% due 05/01/35	AAA	68,111	69,432
6.50% due 02/01/36	AAA	166,028	169,102
6.00% due 03/01/36	AAA	100,001	100,462
6.50% due 06/01/36	AAA	97,734	99,529
			1,010,854
U.S. Treasuries — 1.9%
U.S. Treasury Note
5.00% due 02/15/11	AAA	250,000	254,424
Total U.S. Government Securities			1,265,278

Utilities — 7.4%
Electric Utilities — 3.4%
Edison Mission Energy
7.75% due 06/15/16 (c)	BB-	100,000	101,250
Midwest Generation LLC
8.75% due 05/01/34	B+	100,000	106,750
Nevada Power Co.
5.88% due 01/15/15	BB+	100,000	99,550
Virginia Electric & Power Co.
4.50% due 12/15/10	BBB	150,000	145,094
			452,644
Gas Utilities — 1.2%
MarkWest Energy Partners LP
6.88% due 11/01/14	B	30,000	28,200
8.50% due 07/15/16 (c)	B	25,000	25,188
SEMCO Energy, Inc.
7.13% due 05/15/08	BB-	100,000	99,419
			152,807
Independent Power Producers & Energy Traders — 1.3%
Mirant Americas Generation , Inc.
9.13% due 05/01/31	B-	100,000	101,750
Mirant North America LLC
7.38% due 12/31/13	B-	25,000	25,031
NRG Energy
7.38% due 02/01/16	B-	50,000	49,688
			176,469
Multi-Utilities & Unregulated Power — 1.5%
Duke Energy Corp.
5.38% due 01/01/09	BBB	100,000	100,154
Dynegy Holdings, Inc.
6.88% due 04/01/11	B-	25,000	24,344
8.38% due 05/01/16	B-	75,000	76,312
			200,810
Total Utilities			982,730
Total Fixed Income Investments (Cost —$11,905,229)			11,857,387

	Shares
Convertible Preferred Stocks — 5.0%
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Ford Motor Co. Capital Trust II	1,000	33,590

Energy — 0.5%
Oil & Gas — 0.5%
Chesapeake Energy Corp.	350	32,550
El Paso Corp.	25	30,525
Total Energy		63,075

Financials — 0.8%
Commercial Banks — 0.6%
Marshall & Ilsley Corp.	3,000	82,860

Diversified Financial Services — 0.2%
Morgan Stanley (c)	400	21,788
Total Financials		104,648

Health Care — 0.7%
Pharmaceuticals — 0.7%
Schering-Plough Corp.	1,800	100,062

Utilities — 2.8%
Electric Utilities — 1.3%
PNM Resources, Inc.	3,500	175,140

Multi-Utilities & Unregulated Power — 1.5%
CMS Energy Corp.	1,000	77,875
Williams Holdings of Delaware	1,000	112,625
		190,500
Total Utilities		365,640
Total Convertible Preferred Stocks
(Cost—$634,200)		667,015

Common Stocks — 1.7%
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	611	34,943

Consumer Staples — 0.6%
Beverages — 0.6%
Constellations Brands, Inc. *	2,927	84,239

Financials — 0.5%
Insurance — 0.5%
Chubb Corp.	1,400	72,744

Information Technology — 0.3%
Communications Equipment — 0.3%
Avaya, Inc. *	2,808	32,124
Total Common Stocks (Cost — $200,848)		224,050

	Principal Amount
Short-Term Securities — 2.3%
Repurchase Agreement ** — 2.3%
Nomura Securities International, Inc., 5.43%, dated 09/29/2006, due 10/02/2006, total to be received $310,596 (Cost — $310,456)	$310,456	310,456

Total Investments — 98.3% (Cost — $13,050,733)		13,058,908
Other Assets Less Liabilities — 1.7%		221,207
Net Assets — 100%		$13,280,115

†                 Not rated by Standard & Poor’s Corporation or Moody’s Investor Service, Inc.

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of this portfolio.  The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)       Step bond - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006.

(b)       Convertible bond.

(c)        Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(d)       Zero coupon security - rate disclosed is yield as of September 30, 2006.

(e)        Floating / Variable rate bond. Rate disclosed is as of September 30, 2006.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Relative Value Portfolio (Formerly Roszel/MLIM Relative Value Portfolio)
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value

Common Stocks — 98.5%
Consumer Discretionary — 6.5%
Media — 3.4%
CBS Corp. (Class B)	14,500	$408,465

Specialty Retail — 1.9%
Limited Brands, Inc.	8,800	233,112

Textiles, Apparel & Luxury Goods — 1.2%
Hanesbrands, Inc. *	6,225	140,125
Total Consumer Discretionary		781,702

Consumer Staples — 9.3%
Food & Staples Retailing — 3.8%
Wal-Mart Stores, Inc.	9,300	458,676

Food Products — 3.0%
Sara Lee Corp.	22,600	363,182

Household Products — 2.5%
Kimberly-Clark Corp.	4,700	307,192
Total Consumer Staples		1,129,050

Energy — 6.9%
Oil & Gas — 6.9%
Chevron Corp.	3,700	239,982
ConocoPhillips	3,810	226,809
Exxon Mobil Corp.	5,500	369,050
Total Energy		835,841

Financials — 30.1%
Capital Markets — 1.5%
Lehman Brothers Holdings, Inc.	2,500	184,650

Commercial Banks — 6.4%
U.S. Bancorp	10,500	348,810
Wachovia Corp.	7,700	429,660
		778,470
Diversified Financial Services — 7.4%
Bank of America Corp.	8,700	466,059
Citigroup, Inc.	8,700	432,129
		898,188
Insurance — 8.9%
Allstate Corp. (The)	4,500	282,285
American International Group, Inc.	7,400	490,324
Hartford Financial Services Group, Inc.	3,600	312,300
		1,084,909

Thrifts & Mortgage Finance — 5.9%
Federal National Mortgage Assn.	8,600	480,826
Washington Mutual, Inc.	5,430	236,042
		716,868
Total Financials		3,663,085

Health Care — 16.7%
Health Care Equipment & Supplies — 4.0%
Baxter International, Inc.	10,800	490,968

Pharmaceuticals — 12.7%
Abbott Laboratories	9,700	471,032
Bristol-Myers Squibb Co.	12,800	318,976
Merck & Co., Inc.	8,600	360,340
Wyeth	7,800	396,552
		1,546,900
Total Health Care		2,037,868

Industrials — 8.6%
Aerospace & Defense — 3.0%
Honeywell International, Inc.	8,900	364,010

Industrial Conglomerates — 3.2%
General Electric Co.	11,200	395,360

Machinery — 2.4%
Ingersoll-Rand Co. Ltd. (Class A)	7,600	288,648
Total Industrials		1,048,018

Information Technology — 11.6%
Communications Equipment — 4.1%
Cisco Systems, Inc. *	21,600	496,800

Office Electronics — 3.4%
Xerox Corp. *	26,600	413,896

Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.	24,500	503,965
Total Information Technology		1,414,661

Materials — 3.8%
Chemicals — 2.0%
E.l. Du Pont de Nemours & Co.	5,700	244,188

Metals & Mining — 1.8%
Alcoa, Inc.	7,700	215,908
Total Materials		460,096

Telecommunication Services — 3.3%
Diversified Telecommunication Services — 3.3%
Verizon Communications, Inc.	10,800	401,004

Utilities — 1.7%
Electric Utilities — 1.7%
FPL Group, Inc.	4,676	210,420
Total Common Stocks (Cost—$10,011,781)		11,981,745

	Principal Amount
Short-Term Securities — 2.2%
Repurchase Agreements ** — 2.2%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $268,627 (Cost—$268,505)	$268,505	268,505

Total Investments 100.7% (Cost $10,280,287)		12,250,250
Other Liabilities in Excess of Assets — (0.7)%		(88,964)
Net Assets — 100.0%		$12,161,286

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 93.2%
Consumer Discretionary — 8.6%
Hotels, Restaurants & Leisure — 2.0%
Hilton Hotels Corp.	515	$14,343
McDonald’s Corp.	377	14,748
		29,091
Media — 3.7%
McGraw-Hill Cos., Inc. (The)	474	27,506
News Corp. (Class A)	1,071	21,045
Viacom, Inc. (Class B) *	165	6,135
		54,686
Multiline Retail — 1.5%
Target Corp.	410	22,653

Specialty Retail — 1.4%
Home Depot, Inc.	583	21,145
Total Consumer Discretionary		127,575

Consumer Staples — 22.4%
Beverages — 7.4%
Anheuser-Busch Cos., Inc.	279	13,255
Coca-Cola Co. (The)	1,108	49,505
PepsiCo, Inc.	730	47,640
		110,400
Food & Staples Retailing — 5.2%
Sysco Corp.	455	15,220
Wal-Mart Stores, Inc.	601	29,641
Walgreen Co.	540	23,971
Whole Foods Market, Inc.	130	7,726
		76,558
Food Products — 1.9%
Nestle SA, ADR (Registered)	322	28,239

Household Products — 2.8%
Procter & Gamble Co.	667	41,341

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The)	360	14,519

Tobacco — 4.1%
Altria Group, Inc.	788	60,321
Total Consumer Staples		331,378

Energy — 18.3%
Energy Equipment & Services — 1.3%
Halliburton Co.	400	11,380
Transocean, Inc.*	100	7,323
		18,703
Oil & Gas — 17.0%
BP plc, ADR	577	37,840
Chevron Corp.	604	39,175
ConocoPhillips	599	35,659
Exxon Mobil Corp.	1,077	72,267
Hess Corp.	165	6,834
Occidental Petroleum Corp.	330	15,876
Royal Dutch Shell plc, ADR	285	18,839
Total SA, ADR	380	25,057
		251,547
Total Energy		270,250

Financials — 15.4%
Capital Markets — 2.1%
Ameriprise Financial, Inc.	155	7,269
Morgan Stanley	325	23,696
		30,965
Commercial Banks — 2.2%
HSBC Holdings plc, ADR	355	32,493

Consumer Finance — 2.9%
American Express Co.	506	28,377
Capital One Financial Corp.	185	14,552
		42,929

Diversified Financial Services — 7.2%
Bank of America Corp.	577	30,910
Citigroup, Inc.	1,104	54,836
JPMorgan Chase & Co.	447	20,991
		106,737
Insurance — 1.0%
American International Group, Inc.	216	14,312
Total Financials		227,436

Health Care — 10.3%
Health Care Providers & Services — 0.9%
UnitedHealth Group, Inc.	275	13,530

Pharmaceuticals — 9.4%
Abbott Laboratories	553	26,854
Eli Lilly & Co.	488	27,816
Johnson & Johnson	623	40,457
Merck & Co., Inc.	338	14,162
Pfizer, Inc.	1,025	29,069
		138,358
Total Health Care		151,888

Industrials — 10.2%
Aerospace & Defense — 1.0%
United Technologies Corp.	220	13,937

Air Freight & Logistics — 1.7%
United Parcel Service, Inc. (Class B)	346	24,892

Construction & Engineering — 0.4%
Fluor Corp.	80	6,151

Electrical Equipment — 1.4%
Emerson Electric Co.	249	20,881

Industrial Conglomerates — 4.8%
General Electric Co.	2,017	71,200

Machinery — 0.9%
Caterpillar, Inc.	200	13,160
Total Industrials		150,221

Information Technology — 7.0%
Internet Software & Services — 0.7%
Yahoo!, Inc. *	390	9,859

IT Services — 1.0%
Automatic Data Processing, Inc.	310	14,675

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	1,665	34,249

Software — 3.0%
Microsoft Corp.	1,645	44,958
Total Information Technology		103,741

Materials — 1.0%
Chemicals — 1.0%
Praxair, Inc.	245	14,494

Total Common Stocks (Cost—$1,277,040)		1,376,983

	Principal Amount
Short-Term Securities — 7.9%
Repurchase Agreement ** — 7.9%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $116,852 (Cost—$116,799)	$116,799	116,799
Total Investments — 101.1% (Cost $1,393,839)		1,493,782
Other Liabilities in Excess of Assets — (1.1)%		(16,248)
Net Assets — 100.0%		1,477,534

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/AllianceBernstein Large Cap Core Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.8%
Consumer Discretionary — 16.6%
Auto Components — 2.1%
Johnson Controls, Inc.	436	$31,279

Automobiles — 1.9%
Toyota Motor Corp., ADR	260	28,314

Commercial Services & Supplies — 2.8%
Apollo Group, Inc. (Class A) *	844	41,558

Media — 5.8%
News Corp. (Class A)	1,430	28,100
Walt Disney Co.	520	16,073
XM Satellite Radio Holdings, Inc. (Class A) *	3,287	42,369
		86,542
Multiline Retail — 1.6%
Kohl’s Corp. *	365	23,696

Specialty Retail — 2.4%
Best Buy Co., Inc.	660	35,350
Total Consumer Discretionary		246,739

Consumer Staples — 8.4%
Food & Staples Retailing — 5.6%
Costco Wholesale Corp.	440	21,859
Wal-Mart Stores, Inc.	1,265	62,390
		84,249
Household Products — 2.8%
Procter & Gamble Co.	663	41,093
Total Consumer Staples		125,342

Energy — 1.2%
Oil & Gas — 1.2%
BP plc, ADR	260	17,051

Financials — 20.4%
Capital Markets — 9.6%
Charles Schwab Corp. (The)	1,483	26,546
Goldman Sachs Group, Inc.	90	15,225
Legg Mason, Inc.	370	37,318
Northern Trust Corp.	245	14,315
TD Ameritrade Holding Corp.	2,622	49,425
		142,829
Consumer Finance — 1.7%
American Express Co.	461	25,853

Diversified Financial Services — 7.1%
Chicago Mercantile Exchange Holdings, Inc.	85	40,651
JPMorgan Chase & Co.	520	24,419
NYSE Group, Inc. *	545	40,739
		105,809
Insurance — 2.0%
American International Group, Inc.	445	29,486
Total Financials		303,977

Health Care — 11.5%
Biotechnology — 5.3%
Applera Corp. - Applied Biosystems Group	1,002	33,176
Genentech, Inc. *	555	45,898
		79,074
Pharmaceuticals — 6.2%
Eli Lilly & Co.	700	39,900
Merck & Co., Inc.	1,250	52,375
		92,275
Total Health Care		171,349

Industrials — 3.9%
Industrial Conglomerates — 3.9%
General Electric Co.	1,660	58,598

Information Technology — 29.7%
Communications Equipment — 10.7%
JDS Uniphase Corp. *	14,980	32,806

Juniper Networks, Inc. *	3,003	51,892
Motorola, Inc.	1,280	32,000
QUALCOMM, Inc.	1,180	42,893
		159,591
Computers & Peripherals — 2.8%
Apple Computer, Inc. *	250	19,258
Network Appliance, Inc. *	630	23,316
		42,574
Internet Software & Services — 3.3%
eBay, Inc. *	1,203	34,117
Yahoo!, Inc. *	581	14,688
		48,805
Semiconductors & Semiconductor Equipment — 9.3%
Advanced Micro Devices, Inc. *	967	24,030
Applied Materials, Inc.	1,680	29,786
Broadcom Corp. (Class A) *	1,401	42,506
KLA-Tencor Corp.	504	22,413
Micron Technology, Inc. *	1,130	19,662
		138,397
Software — 3.6%
Adobe Systems, Inc. *	641	24,006
NAVTEQ Corp. *	1,120	29,243
		53,249
Total Information Technology		442,616

Materials — 1.6%
Chemicals — 1.6%
Monsanto Co.	510	23,975

Telecommunication Services — 6.5%
Diversified Telecommunication Services — 6.5%
Level 3 Communications, Inc.	8,810	47,133
Verizon Communications, Inc.	1,330	49,383
Total Telecommunication Services		96,516

Total Common Stocks (Cost—$1,448,804)		1,486,163

	Principal Amount
Short-Term Securities — 1.3%
Repurchase Agreement ** — 1.3%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $19,062 (Cost—$19,053)	$19,053	19,053
Total Investments — 101.1% (Cost $1,467,857)		1,505,216
Other Liabilities in Excess of Assets — (1.1)%		(17,075)
Net Assets — 100.0%		$1,488,141

*                 Non-income producing security.

**          The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR- American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Loomis Sayles Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.5%
Consumer Discretionary — 11.0%
Hotels, Restaurants & Leisure — 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	250	$14,297

Media — 3.8%
McGraw-Hill Cos., Inc. (The)	350	20,310
News Corp. (Class A)	1,600	31,440
		51,750
Multiline Retail — 1.0%
Nordstrom, Inc.	325	13,748

Specialty Retail — 3.7%
American Eagle Outfitters, Inc.	400	17,532
Best Buy Co., Inc.	350	18,746
Staples, Inc.	575	13,990
		50,268
Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc. *	600	20,640
Total Consumer Discretionary		150,703

Consumer Staples — 9.4%
Beverages — 3.9%
Hansen Natural Corp. *	275	8,932
PepsiCo, Inc.	700	45,682
		54,614
Food & Staples Retailing — 2.5%
CVS Corp.	500	16,060
Wal-Mart Stores, Inc.	375	18,495
		34,555
Food Products — 1.4%
Archer-Daniels-Midland Co.	500	18,940

Household Products — 1.6%
Procter & Gamble Co.	350	21,693
Total Consumer Staples		129,802

Energy — 2.6%
Energy Equipment & Services — 2.6%
Halliburton Co.	600	17,070
National Oilwell Varco, Inc. *	325	19,029
Total Energy		36,099

Financials — 18.3%
Capital Markets — 10.7%
Goldman Sachs Group, Inc.	225	38,063
Lehman Brothers Holdings, Inc.	511	37,742
Morgan Stanley	275	20,050
Northern Trust Corp.	225	13,147
State Street Corp.	325	20,280
T. Rowe Price Group, Inc.	375	17,944
		147,226
Diversified Financial Services — 2.8%
Chicago Mercantile Exchange Holdings, Inc.	80	38,260

Insurance — 3.1%
Chubb Corp.	400	20,784
Hartford Financial Services Group, Inc.	250	21,688
		42,472
Real Estate — 1.7%
CB Richard Ellis Services, Inc. (Class A) *	975	23,985
Total Financials		251,943

Health Care — 15.4%
Biotechnology — 5.6%
Genentech, Inc. *	446	36,884
Gilead Sciences, Inc. *	575	39,503
		76,387
Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	375	17,048

Health Care Providers & Services — 7.2%
DaVita, Inc.*	400	23,148
Medco Health Solutions, Inc.*	475	28,552
Quest Diagnostics, Inc.	250	15,290
WellPoint, Inc. *	425	32,746
		99,736
Pharmaceuticals — 1.4%
Abbott Laboratories	400	19,424
Total Health Care		212,595

Industrials — 8.7%
Aerospace & Defense — 2.2%
Precision Castparts Corp.	475	30,001

Air Freight & Logistics — 1.6%
Expeditors International Washington, Inc.	500	22,290

Commercial Services & Supplies — 1.1%
Monster Worldwide, Inc. *	400	14,476

Electrical Equipment — 1.4%
Emerson Electric Co.	225	18,869

Industrial Conglomerates — 2.4%
General Electric Co.	950	33,535
Total Industrials		119,171

Information Technology — 32.1%
Communications Equipment — 7.5%
Cisco Systems, Inc. *	900	20,700
Corning, Inc. *	605	14,768
Motorola, Inc.	1,325	33,125
QUALCOMM, Inc.	948	34,460
		103,053
Computers & Peripherals — 6.2%
Apple Computer, Inc. *	662	50,994
Network Appliance, Inc. *	925	34,234
		85,228
Internet Software & Services — 5.9%
Akamai Technologies, Inc. *	475	23,745
Google, Inc. (Class A) *	143	57,472
		81,217
IT Services — 2.8%
Alliance Data Systems Corp. *	175	9,658
Cognizant Technology Solutions Corp., (Class A) *	384	28,439
		38,097
Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	1,025	21,084
Nvidia Corp. *	450	13,316
Texas Instruments, Inc.	625	20,781
		55,181
Software — 5.7%
BEA Systems, Inc. *	1,050	15,960
Oracle Corp. *	2,350	41,689
Symantec Corp. *	975	20,748
		78,397
Total Information Technology		441,173

Total Common Stocks (Cost—$1,295,078)		1,341,486

	Principal Amount
Short-Term Securities — 1.5%
Repurchase Agreement ** — 1.5%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $20,604 (Cost — $20,595)	$20,595	20,595
Total Investments — 99.0% (Cost — $1,315,673)		1,362,081
Other Assets Less Liabilities — 1.0%		14,300
Net Assets — 100.0%		$1,376,381

*      Non-income producing security.

**   The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Rittenhouse Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 97.4%
Consumer Discretionary — 13.9%
Media — 3.9%
McGraw-Hill Cos., Inc. (The)	2,500	$145,075
Walt Disney Co.	4,300	132,913
		277,988

Multiline Retail — 4.2%
Kohl’s Corp. *	1,900	123,348
Target Corp.	3,200	176,800
		300,148
Specialty Retail — 3.8%
Bed Bath & Beyond, Inc. *	4,600	175,996
Chico’s FAS, Inc. *	4,300	92,579
		268,575

Textiles, Apparel & Luxury Goods — 2.0%
Nike, Inc.	1,600	140,192
Total Consumer Discretionary		986,903

Consumer Staples — 12.2%
Beverages — 2.2%
PepsiCo, Inc.	2,400	156,624

Food & Staples Retailing — 4.7%
Costco Wholesale Corp.	2,800	139,104
Wal-Mart Stores, Inc.	3,900	192,348
		331,452
Household Products — 3.1%
Procter & Gamble Co.	3,600	223,128

Personal Products — 2.2%
Estee Lauder Cos., Inc. (The)	3,800	153,254
Total Consumer Staples		864,458

Energy — 2.9%
Oil & Gas — 2.9%
Total SA, ADR	1,450	95,613
XTO Energy, Inc.	2,600	109,538
Total Energy		205,151

Financials — 7.0%
Capital Markets — 1.7%
Bank of New York Co., Inc. (The)	3,350	118,121

Diversified Financial Services — 3.0%
Citigroup, Inc.	4,200	208,614

Insurance — 2.3%
American International Group, Inc.	2,500	165,650
Total Financials		492,385

Health Care — 18.1%
Biotechnology — 2.8%
Amgen, Inc. *	2,800	200,284

Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	3,800	172,748
Medtronic, Inc.	3,500	162,540
		335,288
Health Care Providers & Services — 5.7%
DaVita, Inc.*	1,900	109,953
Medco Health Solutions, Inc.*	2,000	120,220
UnitedHealth Group, Inc.	3,500	172,200
		402,373
Pharmaceuticals — 4.8%
Abbott Laboratories	3,900	189,384
Novartis AG, ADR	2,600	151,944
		341,328
Total Health Care		1,279,273

Industrials — 16.7%
Aerospace & Defense — 3.5%
Honeywell International, Inc.	3,500	143,150
United Technologies Corp.	1,600	101,360
		244,510
Air Freight & Logistics — 2.0%
United Parcel Service, Inc. (Class B)	2,000	143,880

Commercial Services & Supplies — 1.8%
Cintas Corp.	3,100	126,573

Electrical Equipment — 3.0%
Emerson Electric Co.	1,550	129,983
Rockwell Automation, Inc.	1,400	81,340
		211,323
Industrial Conglomerates — 4.7%
General Electric Co.	9,400	331,820

Machinery — 1.7%
Illinois Tool Works, Inc.	2,700	121,230
Total Industrials		1,179,336

Information Technology — 26.6%
Communications Equipment — 5.9%
Cisco Systems, Inc. *	11,500	264,500
QUALCOMM, Inc.	4,200	152,670
		417,170
Computers & Peripherals — 6.2%
Apple Computer, Inc. *	2,800	215,684
Dell, Inc. *	4,600	105,064
EMC Corp.*	9,900	118,602
		439,350
Semiconductors & Semiconductor Equipment — 5.1%
Intel Corp.	7,500	154,275
Linear Technology Corp.	2,500	77,800
Texas Instruments, Inc.	3,900	129,675
		361,750
Software — 9.4%
Electronic Arts, Inc. *	3,000	167,040
Microsoft Corp.	12,450	340,259
Oracle Corp. *	9,000	159,660
		666,959
Total Information Technology		1,885,229

Total Common Stocks (Cost—$6,410,918)		6,892,735

	Principal Amount
Short-Term Securities — 5.9%
Repurchase Agreement** — 5.9%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $420,962 (Cost—$420,772)	$420,772	420,772
Total Investments — 103.3% (Cost — $6,831,690)		7,313,507
Other Liabilities in Excess of Assets — (3.3)%		(236,000)
Net Assets — 100.0%		$7,077,507

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value

Common Stocks — 96.1%
Consumer Discretionary — 20.2%
Automobiles — 2.1%
Toyota Motor Corp., ADR	875	$95,287

Hotels, Restaurants & Leisure — 6.8%
Las Vegas Sands Corp.*	1,120	76,552
MGM MIRAGE *	2,355	92,999
Starbucks Corp. *	2,247	76,510
Station Casinos, Inc.	606	35,045
Wynn Resorts Ltd. *	477	32,441
Yum! Brands, Inc.	14	729
		314,276
Household Durables — 2.0%
KB Home	964	42,223
Lennar Corp. (Class A)	1,160	52,490
		94,713
Media — 4.1%
Comcast Corp. (Class A) *	5,121	188,709

Multiline Retail — 2.8%
Target Corp.	2,342	129,395

Specialty Retail —2.4%
Lowe’s Cos., Inc.	4,043	113,447
Total Consumer Discretionary		935,827

Consumer Staples — 7.5%
Beverages — 1.4%
Heineken NV, ADR	1,847	42,389
PepsiCo, Inc.	340	22,188
		64,577

Food & Staples Retailing — 0.3%
Walgreen Co.	260	11,541

Food Products — 1.5%
Archer-Daniels-Midland Co.	1,867	70,722

Household Products — 4.3%
Procter & Gamble Co.	3,229	200,134
Total Consumer Staples		346,974

Energy — 2.9%
Energy Equipment & Services — 2.0%
Halliburton Co.	507	14,424
Schlumberger Ltd.	1,298	80,515
		94,939
Oil & Gas — 0.9%
Peabody Energy Corp.	1,144	42,076
Total Energy		137,015

Financials — 18.2%
Capital Markets — 13.1%
Goldman Sachs Group, Inc.	1,449	245,128
Lehman Brothers Holdings, Inc.	2,085	153,998
UBS AG (Registered)	3,504	207,822
		606,948
Commercial Banks — 3.0%
Wells Fargo & Co.	3,825	138,389

Insurance — 1.3%
Genworth Financial, Inc.	629	22,021
Progressive Corp. (The)	1,544	37,890
		59,911
Real Estate — 0.8%
CB Richard Ellis Group, Inc. (Class A) *	242	5,953
St Joe Co. (The)	583	31,989
		37,942
Total Financials		843,190

Health Care — 17.4%
Biotechnology — 6.3%
Genentech, Inc. *	2,729	225,688
Genzyme Corp. *	971	65,514
		291,202
Health Care Providers & Services — 8.3%
UnitedHealth Group, Inc.	7,863	386,859

Pharmaceuticals — 2.8%
Abbott Laboratories	1,215	59,000
Amylin Pharmaceuticals, Inc. *	1,578	69,543
		128,543
Total Health Care		806,604

Industrials — 19.9%
Aerospace & Defense — 8.6%
General Dynamics Corp.	1,978	141,764
Lockheed Martin Corp.	1,603	137,954
United Technologies Corp.	1,852	117,324
		397,042
Air Freight & Logistics — 3.5%
FedEx Corp.	1,491	162,042

Machinery — 1.9%
Caterpillar, Inc.	1,312	86,329

Road & Rail — 5.9%
Burlington Northern Santa Fe Corp.	2,328	170,968
Union Pacific Corp.	1,187	104,456
		275,424
Total Industrials		920,837

Information Technology — 5.2%
Communications Equipment — 2.6%
Cisco Systems, Inc. *	2,994	68,862
Motorola, Inc.	2,116	52,900
		121,762
Semiconductors & Semiconductor Equipment — 2.6%
Texas Instruments, Inc.	3,555	118,204
Total Information Technology		239,966

Materials — 3.6%
Chemicals — 3.6%
Air Products & Chemicals, Inc.	1,013	67,233
Monsanto Co.	1,853	87,110
Praxair, Inc.	202	11,950
Total Materials		166,293

Telecommunication Services — 1.2%
Wireless Telecommunication Services — 1.2%
America Movil SA de CV, ADR	1,421	55,945

Total Common Stocks (Cost—$4,100,378)		4,452,651

	Principal Amount
Short-Term Securities — 2.4%
Repurchase Agreement ** — 2.4%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $111,491 (Cost—$111,441)	$111,441	111,441

Total Investments — 98.5% (Cost $4,211,819)		4,564,092
Other Assets Less Liabilities — 1.5%		71,057
Net Assets — 100.0%		4,635,149

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2006 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks — 99.8%
Consumer Discretionary — 14.3%
Diversified Consumer Services — 8.2%
Jackson Hewitt Tax Service, Inc.	2,900	$87,029
Matthews International Corp. (Class A)	3,100	114,111
		201,140
Leisure Equipment & Products — 3.9%
Polaris Industries, Inc.	2,305	94,851

Media — 2.2%
John Wiley & Sons, Inc. (Class A)	1,520	54,735
Total Consumer Discretionary		350,726

Consumer Staples — 4.9%
Personal Products — 4.9%
Alberto-Culver Co.	2,360	119,392

Financials — 27.8%
Capital Markets — 7.5%
Allied Capital Corp.	2,435	73,561
Eaton Vance Corp.	3,780	109,091
		182,652
Commercial Banks — 2.8%
Cathay General Bancorp	1,920	69,312

Insurance — 12.2%
Arthur J. Gallagher & Co.	3,660	97,612
Cincinnati Financial Corp.	1,706	81,991
Reinsurance Group of America, Inc.	2,300	119,439
		299,042
Real Estate — 5.3%
Realty Income Corp. REIT	5,200	128,492
Total Financials		679,498

Health Care — 7.5%
Health Care Equipment & Supplies — 4.0%
Arrow International, Inc.	3,100	98,611

Health Care Providers & Services — 3.5%
Owens & Minor, Inc.	2,600	85,514
Total Health Care		184,125

Industrials — 9.9%
Commercial Services & Supplies — 2.8%
Equifax, Inc.	1,855	68,097

Industrial Conglomerates — 2.9%
Teleflex, Inc.	1,260	70,106

Machinery — 4.2%
Graco, Inc.	2,660	103,900
Total Industrials		242,103

Information Technology — 9.1%
Semiconductors & Semiconductor Equipment — 3.9%
Microchip Technology, Inc.	2,940	95,315

Software — 5.2%
Jack Henry & Associates, Inc.	5,800	126,266
Total Information Technology		221,581

Materials — 17.6%
Chemicals — 13.4%
International Flavors & Fragrances, Inc.	2,510	99,245
RPM International, Inc.	6,115	116,124
Valspar Corp.	4,250	113,050
		328,419
Containers & Packaging — 4.2%
Bemis Co.	3,090	101,538
Total Materials		429,957

Utilities — 8.7%
Gas Utilities — 8.7%
Equitable Resources, Inc.	3,155	110,362
Questar Corp.	1,250	102,212
Total Utilities		212,574

Total Common Stocks (Cost—$2,235,118)		2,439,956

	Principal Amount
Short-Term Securities — 0.9%
Repurchase Agreement ** — 0.9%
Nomura Securities International, Inc., 5.43%, dated 09/29/06, due 10/02/06, total to be received $22,142 (Cost—$22,132)	$22,132	22,132
Total Investments — 100.7% (Cost $2,257,251)		2,462,088
Other Liabilities in Excess of Assets — (0.7)%		(17,544)
Net Assets — 100.0%		$2,444,544

*

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—

Roszel/JPMorgan Multi-Cap Market Neutral Portfolio

Schedule of Investments as of September 30, 2006 (Unaudited)

	Shares	Value
Common Stocks — 83.6%
Consumer Discretionary — 15.8%
Auto Components — 0.3%
ArvinMeritor, Inc.	3,004	$42,777

Automobiles — 0.7%
General Motors Corp.	1,516	50,422
Thor Industries, Inc.	1,069	44,011
		94,433
Diversified Consumer Services — 0.4%
Career Education Corp. *	339	7,628
Sotheby’s	1,595	51,423
		59,051
Hotels Restaurants & Leisure — 2.9%
Brinker International, Inc.	1,109	44,460
CBRL Group, Inc.	463	18,719
Darden Restaurants, Inc.	1,218	51,728
Domino’s Pizza, Inc.	1,140	29,241
Jack in the Box, Inc. *	907	47,327
McDonald’s Corp.	777	30,396
Penn National Gaming, Inc. *	968	35,351
Pinnacle Entertainment, Inc. *	1,293	36,359
Ruby Tuesday, Inc.	1,662	46,852
Starwood Hotels & Resorts Worldwide, Inc.	530	30,311
Vail Resorts, Inc. *	847	33,897
		404,641
Household Durables — 2.4%
American Greetings Corp. (Class A)	1,490	34,449
Centex Corp.	231	12,155
Ethan Allen Interiors, Inc.	1,184	41,037
Furniture Brands International, Inc.	2,030	38,651
Lennar Corp. (Class A)	708	32,037
Meritage Homes Corp. *	1,078	44,856
Mohawk Industries, Inc. *	357	26,579
NVR, Inc. *	86	46,010
Ryland Group, Inc.	742	32,062
Yankee Candle Co., Inc.	1,208	35,358
		343,194
Internet & Catalog Retail — 0.7%
Expedia, Inc. *	2,073	32,505
NetFlix, Inc. *	476	10,843
Nutri/System, Inc. *	853	53,133
		96,481
Media — 2.0%
Cablevision Systems Corp.	468	10,628
CBS Corp. (Class B)	1,495	42,114
Comcast Corp. (Class A) *	621	22,884
EchoStar Communications Corp. (Class A) *	1,044	34,181
Entercom Communications Corp.	1,045	26,334

EW Scripps Co. (Class A)	246	11,791
Gannett Co., Inc.	516	29,324
McGraw-Hill Cos., Inc. (The)	525	30,466
Omnicom Grou,p Inc.	404	37,814
Scholastic Corp. *	530	16,509
Warner Music Group Corp.	489	12,690
		274,735
Multiline Retail — 1.1%
Dillard’s, Inc. (Class A)	301	9,852
Dollar Tree Stores, Inc. *	1,491	46,161
Federated Department Stores, Inc.	290	12,531
JC Penney Co., Inc.	650	44,454
Kohl’s Corp. *	536	34,797
		147,795
Specialty Retail — 4.4%
Aeropostale, Inc. *	1,650	48,230
American Eagle Outfitters	1,040	45,583
AnnTaylor Stores Corp. *	1,093	45,753
Autonation, Inc. *	2,202	46,022
Autozone, Inc. *	313	32,333
Charming Shoppes, Inc. *	1,836	26,218
Claire’s Stores, Inc.	641	18,692
Dress Barn, Inc. *	2,118	46,215
Group 1 Automotive, Inc.	947	47,255
Men’s Wearhouse, Inc.	1,035	38,512
Pacific Sunwear Of California *	1,081	16,301
Payless Shoesource, Inc. *	1,865	46,439
Rent-A-Center, Inc. *	866	25,365
Select Comfort Corp. *	1,651	36,124
Sherwin-Williams Co. (The)	628	35,030
TJX Cos., Inc.	583	16,341
Tween Brands, Inc. *	359	13,498
United Auto Group, Inc.	1,538	35,989
		619,900
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co. *	157	8,765
Hanesbrands, Inc. *	80	1,801
Jones Apparel Group, Inc.	1,439	46,681
Phillips-Van Heusen	1,141	47,659
Wolverine World Wide, Inc.	944	26,725
		131,631
Total Consumer Discretionary		2,214,638

Consumer Staples — 3.1%
Beverages — 0.5%
Hansen Natural Corp. *	120	3,897
Molson Coors Brewing Co. (Class B)	392	27,009
Pepsi Bottling Group, Inc.	1316	46,718
		77,624
Food & Staples Retailing — 0.2%
Pantry, Inc. (The) *	574	32,356

Food Products — 0.9%
ConAgra Foods, Inc.	884	21,640

Dean Foods Co. *	244	10,253
Del Monte Foods Co.	2076	21,694
HJ Heinz Co.	878	36,815
Sara Lee Corp.	1839	29,553
		119,955
Household Products — 0.3%
Energizer Holdings, Inc. *	626	45,066

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The)	376	15,164
NBTY, Inc. *	1431	41,885
		57,049
Tobacco — 0.8%
Loews Corp - Carolina Group	910	50,405
Reynolds American, Inc.	896	55,525
		105,930
Total Consumer Staples		437,980

Energy — 5.8%
Energy Equipment & Services — 3.2%
Diamond Offshore Drilling, Inc.	435	31,481
ENSCO International, Inc.	966	42,340
Global Industries Ltd. *	2,297	35,741
Grey Wolf, Inc. *	5,771	38,550
Helmerich & Payne, Inc.	1,447	33,324
Lone Star Technologies, Inc. *	783	37,881
Nabors Industries Ltd. *	1,226	36,474
NS Group, Inc. *	329	21,237
Oil States International, Inc. *	1,067	29,343
Patterson-UTI Energy, Inc.	1,609	38,230
SEACOR Holdings, Inc. *	372	30,690
Tidewater, Inc.	862	38,092
Unit Corp. *	800	36,776
		450,159
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	810	35,502
ConocoPhillips	735	43,755
El Paso Corp.	2,085	28,439
Helix Energy Solutions Group, Inc. *	1,167	38,978
Marathon Oil Corp.	455	34,990
Noble Energy, Inc.	632	28,813
Overseas Shipholding Group	741	45,771
Penn Virginia Corp.	365	23,145
Plains Exploration & Production Co. *	253	10,856
Swift Energy Co. *	745	31,156
Tesoro Corp.	656	38,035
		359,440
Total Energy		809,599

Financials — 12.5%
Capital Markets — 2.1%
Bear Stearns Cos., Inc. (The)	312	43,711
Goldman Sachs Group, Inc.	283	47,875
Knight Capital Group, Inc. (Class A) *	2,487	45,263

Lehman Brothers Holdings, Inc.	710	52,441
Morgan Stanley	631	46,006
optionsXpress Holdings, Inc.	781	21,774
SEI Investments Co.	216	12,137
State Street Corp.	454	28,330
		297,537
Commercial Banks — 1.6%
Comerica, Inc.	614	34,949
Greater Bay Bancorp.	517	14,585
Keycorp.	956	35,793
National City Corp.	228	8,345
PNC Financial Services Group, Inc.	314	22,746
Regions Financial Corp.	990	36,422
US Bancorp.	1,116	37,074
Wachovia Corp.	542	30,244
		220,158
Consumer Finance — 0.4%
First Marblehead Corp. (The)	916	63,442

Diversified Financial Services — 0.9%
Bank of America Corp.	847	45,374
CIT Group, Inc.	888	43,183
Citigroup, Inc.	882	43,809
		132,366
Insurance — 5.1%
ACE Ltd.	711	38,912
Allstate Corp. (The)	668	41,904
AMBAC Financial Group, Inc.	340	28,135
American Financial Group, Inc.	855	40,125
Assurant, Inc.	629	33,595
Chubb Corp.	640	33,254
Genworth Financial, Inc.	990	34,660
Hartford Financial Services Group, Inc.	501	43,462
HCC Insurance Holdings, Inc.	905	29,756
LandAmerica Financial Group, Inc.	520	34,211
Lincoln National Corp.	674	41,842
Loews Corp.	611	23,157
MBIA, Inc.	522	32,072
Metlife, Inc.	709	40,186
Nationwide Financial Services	751	36,123
Ohio Casualty Corp.	771	19,946
Philadelphia Consolidated Holding Co. *	568	22,595
Reinsurance Group of America, Inc.	169	8,776
Safeco Corp.	759	44,728
St Paul Travelers Cos., Inc. (The)	785	36,809
WR Berkley Corp.	1,357	48,024
		712,272
Real Estate — 0.5%
BRE Properties, Inc. REIT	204	12,185
Camden Property Trust REIT	164	12,466
Crescent Real Estate EQT Co. REIT	361	7,874
Liberty Property Trust REIT	278	13,286
Mack-Cali Realty Corp. REIT	240	12,432
Mills Corp. (The) REIT	251	4,194

Tanger Factory Outlet Centrs REIT	155	5,521
		67,958
Thrifts & Mortgage Finance — 1.9%
Accredited Home Lenders Holding Co. *	997	35,832
Corus Bankshares, Inc.	1,532	34,256
Countrywide Financial Corp.	942	33,008
Fannie Mae	595	33,266
FirstFed Financial Corp. *	834	47,304
IndyMac Bancorp, Inc.	1,075	44,247
Radian Group, Inc.	616	36,960
		264,873
Total Financials		1,758,606

Health Care — 10.3%
Biotechnology — 1.4%
Alkermes, Inc. *	663	10,509
Amgen, Inc. *	555	39,699
Cephalon, Inc. *	748	46,189
ImClone Systems, Inc. *	1,191	33,729
Millennium Pharmaceuticals, Inc. *	2,037	20,268
PDL BioPharma, Inc. *	697	13,382
United Therapeutics Corp.*	505	26,533
		190,309
Health Care Equipment & Supplies — 1.6%
Bausch & Lomb, Inc.	920	46,120
Baxter International, Inc.	570	25,912
Dentsply International, Inc.	1,181	35,560
Hillenbrand Industries, Inc.	456	25,983
Kinetic Concepts, Inc. *	1,501	47,221
Mentor Corp.	760	38,296
		219,092
Health Care Providers & Services — 3.1%
Aetna, Inc.	1,159	45,838
AMERIGROUP Corp. *	307	9,072
AmerisourceBergen Corp.	1,041	47,053
Apria Healthcare Group, Inc. *	1,004	19,819
Cigna Corp.	342	39,781
Coventry Health Care, Inc. *	680	35,034
Health Net, Inc. *	681	29,637
Humana, Inc. *	783	51,749
Kindred Healthcare, Inc. *	841	25,003
LifePoint Hospitals, Inc. *	1,335	47,152
McKesson Corp.	746	39,329
WellCare Health Plans, Inc. *	652	36,923
WellPoint, Inc. *	147	11,326
		437,716
Health Care Technology — 0.3%
Emdeon Corp. *	3,518	41,196

Life Sciences Tools & Services — 0.8%
Illumina, Inc. *
PerkinElmer, Inc.	780	25,771
Varian, Inc. *	1,359	25,726
Waters Corp. *	498	22,843
	733	33,191
		107,531

Pharmaceuticals — 3.1%
Alpharma, Inc. (Class A)	1,531	35,810
Biovail Corp.	2,280	34,747
Endo Pharmaceuticals Holdings, Inc. *	1,198	38,995
King Pharmaceuticals, Inc. *	2,609	44,431
Kos Pharmaceuticals, Inc. *	889	43,934
Merck & Co., Inc.	1,077	45,126
Mylan Laboratories, Inc.	1,539	30,980
Perrigo Co.	666	11,302
Pfizer, Inc.	1,128	31,990
Schering-Plough Corp.	1,567	34,615
Valeant Pharmaceuticals International	1,950	38,572
Watson Pharmaceuticals, Inc. *	862	22,559
Wyeth	566	28,775
		441,836
Total Health Care		1,437,680

Industrials — 11.1%
Aerospace & Defense — 0.9%
Ceradyne, Inc. *	861	35,378
Lockheed Martin Corp.	526	45,268
Raytheon Co.	897	43,065
		123,711
Air Freight & Logistics — 0.2%
EGL, Inc. *	691	25,180

Airlines — 0.6%
Alaska Air Group, Inc. *	751	28,568
AMR Corp. *	628	14,532
Continental Airlinesm Inc. (Class B) *	1,656	46,881
		89,981
Building Products — 0.7%
Lennox International, Inc.	1,507	34,510
Masco Corp.	1,635	44,832
Universal Forest Products, Inc.	395	19,375
		98,717
Commercial Services & Supplies — 1.2%
Administaff, Inc.	359	12,098
Brink’s Co. (The)	552	29,289
IKON Office Solutions, Inc.	1,289	17,324
Labor Ready, Inc. *	1,536	24,468
Manpower, Inc.	724	44,359
Monster Worldwide, Inc. *	540	19,543
United Stationers, Inc. *	374	17,395
		164,476
Construction & Engineering — 0.8%
EMCOR Group, Inc. *	753	41,295
Granite Construction, Inc.	801	42,733
Washington Group International, Inc.	517	30,431
		114,459
Electrical Equipment — 0.9%
AO Smith Corp.	663	26,142

Acuity Brands, Inc.	550	24,970
Belden CDT, Inc.	755	28,864
Regal-Beloit Corp.	713	31,016
Thomas & Betts Corp. *	183	8,731
		119,723
Industrial Conglomerates — 0.4%
Teleflex, Inc.	541	30,101
Walter Industries, Inc.	702	29,961
		60,062
Machinery — 3.8%
AGCO Corp. *	956	24,235
Bucyrus International, Inc.	852	36,142
Crane Co.	114	4,765
Cummins, Inc.	389	46,380
Eaton Corp.	379	26,094
Gardner Denver, Inc. *	1,071	35,429
Ingersoll-Rand Co Ltd. (Class A)	600	22,788
ITT Corp.	269	13,792
JLG Industries, Inc.	1,554	30,785
Manitowoc Co., Inc. (The)	565	25,306
Navistar International Corp. *	1,580	40,796
Paccar, Inc.	748	42,651
Parker Hannifin Corp.	381	29,615
SPX Corp.	796	42,538
Terex Corp. *	968	43,773
Timken Co.	1,267	37,731
Trinity Industries, Inc.	1,079	34,711
		537,531
Road & Rail — 1.3%
Arkansas Best Corp.	787	33,865
Avis Budget Group, Inc.	1,109	20,284
Con-way, Inc.	423	18,959
Norfolk Southern Corp.	548	24,139
Swift Transportation Co., Inc. *	356	8,444
Union Pacific Corp.	414	36,432
YRC Worldwide, Inc. *	1,178	43,633
		185,756
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	134	3,270
WESCO International, Inc. *	611	35,456
		38,726
Total Industrials		1,558,322

Information Technology — 15.0%
Communications Equipment — 2.2%
ADC Telecommunications, Inc. *	850	12,750
Arris Group, Inc. *	3,422	39,216
Avaya, Inc. *	1,571	17,972
Cisco Systems, Inc. *	2,261	52,003
Interdigital Communications Corp. *	1,459	49,752
Motorola, Inc.	1,855	46,375
Polycom, Inc. *	1,698	41,652
Redback Networks, Inc. *	1,628	22,597
Sonus Networks, Inc. *	4,133	21,739

Tellabs, Inc. *	761	8,341
		312,397
Computers & Peripherals — 1.9%
Brocade Communications Systems, Inc. *	6,478	45,735
Hewlett-Packard Co.	1,445	53,017
Komag, Inc. *	1,186	37,905
Lexmark International, Inc. (Class A) *	721	41,573
Palm, Inc. *	2,886	42,020
Western Digital Corp. *	2,253	40,779
		261,029
Electronic Equipment & Instruments — 2.0%
Arrow Electronics, Inc. *	1,568	43,010
Avnet, Inc. *	1,863	36,552
Flextronics International Ltd. *	3,301	41,725
Ingram Micro, Inc. *	2,117	40,562
Plexus Corp. *	1,714	32,909
Sanmina-SCI Corp. *	8,360	31,265
Solectron Corp. *	6,468	21,086
Vishay Intertechnology, Inc. *	2,721	38,203
		285,312
Internet Software & Services — 0.7%
Digitas, Inc. *	116	1,116
RealNetworks, Inc. *	4,082	43,310
Valueclick, Inc. *	1,557	28,867
Websense, Inc. *	849	18,347
		91,640
IT Services — 1.3%
Accenture Ltd. (Class A)	1,480	46,931
Alliance Data Systems Corp. *	231	12,749
BISYS Group, Inc. (The) *	1,512	16,420
Computer Sciences Corp. *	332	16,308
Convergys Corp. *	2,067	42,684
CSG Systems International, Inc. *	1,161	30,685
Fiserv, Inc. *	246	11,584
		177,361
Office Electronics — 0.2%
Xerox Corp. *	2,068	32,178

Semiconductors & Semiconductor Equipment — 3.8%
Amkor Technology, Inc. *	7,964	41,094
Atheros Communications, Inc. *	1,388	25,164
Conexant Systems, Inc. *	21,987	43,974
Fairchild Semiconductor International, Inc. *	1,574	29,434
Freescale Semiconductor, Inc. (Class B) *	404	15,356
Intersil Corp. (Class A)	951	23,347
Lam Research Corp. *	934	42,338
LSI Logic Corp. *	5,454	44,832
Novellus Systems, Inc. *	1,332	36,843
Omnivision Technologies, Inc. *	2,826	40,327
ON Semiconductor Corp. *	7,184	42,242
Silicon Image, Inc. *	1,715	21,815
Teradyne, Inc. *	3,093	40,704
Trident Microsystems, Inc. *	2,329	54,172
Zoran Corp. *	2,183	35,103
		536,745

Software — 2.9%
BMC Software, Inc. *	1,790	48,724
Cadence Design Systems, Inc. *	2,559	43,401
Check Point Software Technologies *	1,115	21,241
Compuware Corp. *	5,220	40,664
Hyperion Solutions Corp. *	898	30,963
Macrovision Corp. *	1,167	27,646
McAfee, Inc. *	1,736	42,463
Quest Software, Inc. *	2,292	32,730
Red Hat, Inc. *	945	19,920
Salesforce.com, Inc. *	621	22,281
Sybase, Inc. *	1,703	41,281
Synopsys, Inc. *	1,983	39,105
		410,419
Total Information Technology		2,107,081

Materials — 5.0%
Chemicals — 1.7%
Albemarle Corp.	620	33,685
Celanese Corp. (Class A)	1,784	31,934
Cytec Industries, Inc.	327	18,178
HB Fuller Co.	674	15,798
Lubrizol Corp.	868	39,694
Lyondell Chemical Co.	1,742	44,194
Olin Corp.	1,728	26,542
Westlake Chemical Corp.	811	25,960
		235,985
Construction Materials — 0.3%
Eagle Materials, Inc.	1,198	40,349

Containers & Packaging — 0.6%
Owens-Illinois, Inc. *	2,204	33,986
Sonoco Products Co.	764	25,701
Temple-Inland, Inc.	553	22,175
		81,862

Metals & Mining — 2.1%
AK Steel Holding Corp. *	3,564	43,267
Chaparral Steel Co. *	1,075	36,615
Freeport-McMoRan Copper & Gold, Inc. (Class B)	744	39,625
Oregon Steel Mills, Inc. *	758	37,043
Phelps Dodge Corp.	450	38,115
Reliance Steel & Aluminum Co.	658	21,148
Steel Dynamics, Inc.	817	41,218
United States Steel Corp.	724	41,760
		298,791
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	1,960	36,789
Total Materials		693,776

Telecommunication Services — 1.0%
Diversified Telecommunication — 0.7%
Cincinnati Bell, Inc. *	3,730	17,979

Embarq Corp.	961	46,483
Level 3 Communications, Inc. *	7,342	39,280
		103,742
Wireless Telecommunication Services — 0.3%
Crown Castle International Corp. *	1,011	35,628
Total Telecommunication Services		139,370

Utilities — 4.0%
Electric Utilities — 0.7%
American Electric Power Co., Inc.	904	32,878
Edison International	903	37,601
Great Plains Energy, Inc.	353	10,950
Pinnacle West Capital Corp.	481	21,669
		103,098
Gas Utilities — 0.4%
Oneok, Inc.	1,107	41,834
UGI Corp.	793	19,389
		61,223
Independent Power Producers & Energy Traders — 0.8%
AES Corp. (The) *	1,683	34,316
NRG Energy, Inc. *	597	27,044
TXU Corp.	682	42,639
		103,999
Multi-Utilities — 2.1%
Alliant Energy Corp.	1,201	42,912
Centerpoint Energy, Inc.	3,089	44,234
CMS Energy Corp. *	2,944	42,511
DTE Energy Co.	793	32,917
Energy East Corp.	965	22,890
MDU Resources Group, Inc.	906	20,240
PG&E Corp.	846	35,236
PNM Resources, Inc.	282	7,775
Sempra Energy	226	11,356
TECO Energy, Inc.	626	9,797
WPS Resources Corp.	609	30,225
		300,093
Total Utilities		568,413

Total Common Stock (Cost—$11,597,937)		11,725,465

Short-Term Securities — 13.5%
Investment Company — 13.5%
Federated Prime Obligation Fund, yield of 5.18% (Cost—$1,890,871)	1,890,871	1,890,871

Total Investments Before
Investments Sold Short — 97.1% (a) (Cost—$13,488,808)		13,616,336

Investments Sold Short — (83.7)%
Consumer Discretionary — (14.6)%
Auto Components — (0.7)%
Gentex Corp.	(2,116)	(30,068)

Johnson Controls, Inc.	(504)	(36,157)
Lear Corp.	(1,897)	(39,268)
		(105,493)
Automobiles — (0.2)%
Ford Motor Co.	(3,161)	(25,572)

Distributors — (0.1)%
Genuine Parts Co.	(477)	(20,573)

Diversified Consumer Services — (0.7)%
DeVry, Inc. *	(516)	(10,975)
H&R Block, Inc.	(1,815)	(39,458)
Strayer Education, Inc.	(298)	(32,247)
Weight Watchers International, Inc.	(320)	(14,189)
		(96,869)
Hotels Restaurants & Leisure — (3.2)%
Cheesecake Factory (The) *	(1,759)	(47,827)
Gaylord Entertainment Co. *	(664)	(29,116)
Hilton Hotels Corp.	(896)	(24,954)
Life Time Fitness, Inc. *	(699)	(32,357)
OSI Restaurant Partners, Inc.	(1,405)	(44,553)
PF Chang’s China Bistro, Inc. *	(1,214)	(42,138)
Scientific Games Corp. *	(1,396)	(44,393)
Sonic Corp. *	(1,029)	(23,266)
Station Casinos, Inc.	(613)	(35,450)
Wendy’s International, Inc.	(580)	(38,860)
WMS Industries, Inc. *	(1,304)	(38,090)
Wynn Resorts Ltd. *	(633)	(43,050)
		(444,054)
Household Durables — (1.5)%
DR Horton, Inc.	(2,031)	(48,642)
Fortune Brands, Inc.	(582)	(43,714)
MDC Holdings, Inc.	(927)	(43,059)
Pulte Homes, Inc.	(1,352)	(43,075)
Standard-Pacific Corp.	(1,291)	(30,339)
		(208,829)
Leisure Equipment & Products — (1.2)%
Callaway Golf Co.	(1,547)	(20,281)
Eastman Kodak Co.	(1,864)	(41,754)
Marvel Entertainment, Inc. *	(805)	(19,433)
Oakley, Inc.	(1,200)	(20,460)
Polaris Industries, Inc.	(749)	(30,821)
Pool Corp.	(861)	(33,149)
		(165,898)
Media — (2.6)%
Arbitron, Inc.	(837)	(30,977)
Discovery Holding Co. (Class A) *	(2,134)	(30,858)
Dow Jones & Co., Inc.	(1,189)	(39,879)
Getty Images, Inc. *	(787)	(39,098)
Lamar Advertising Co. (Class A) *	(814)	(43,476)
Liberty Global, Inc. (Class A) *	(1,846)	(47,516)
New York Times Co. (Class A)	(961)	(22,084)
NTL, Inc.	(1,729)	(43,968)
Time Warner, Inc.	(813)	(14,821)

Valassis Communications, Inc. *	(379)	(6,689)
XM Satellite Radio Holdings, Inc. (Class A) *	(3,504)	(45,166)
		(364,532)
Multiline Retail — (0.2)%
Dollar General Corp.	(2,297)	(31,308)

Specialty Retail — (3.6)%
Aaron Rents, Inc.	(977)	(22,451)
Bebe Stores, Inc.	(1,578)	(39,103)
Borders Group, Inc.	(1,597)	(32,579)
Carmax, Inc. *	(1,479)	(61,689)
Chico’s FAS, Inc. *	(1,285)	(27,666)
Childrens Place Retail Stores, Inc.(The) *	(644)	(41,235)
Dick’s Sporting Goods, Inc. *	(309)	(14,066)
GameStop Corp. (Class A) *	(1,072)	(49,612)
Guitar Center, Inc. *	(695)	(31,053)
O’Reilly Automotive, Inc. *	(1,036)	(34,405)
Talbots, Inc.	(743)	(20,247)
Tiffany & Co.	(1,310)	(43,492)
Tractor Supply Co. *	(795)	(38,367)
Urban Outfitters, Inc. *	(2,697)	(47,710)
		(503,675)
Textiles, Apparel & Luxury Goods — (0.6)%
Coach, Inc. *	(1,370)	(47,128)
Polo Ralph Lauren Corp.	(99)	(6,404)
Quiksilver, Inc. *	(2,875)	(34,931)
		(88,463)
Total Consumer Discretionary		(2,055,266)

Consumer Staples — (5.1)%
Food & Staples Retailing — (2.2)%
Costco Wholesale Corp.	(486)	(24,144)
CVS Corp.	(1,345)	(43,201)
Great Atlantic & Pacific Tea Co.	(1,328)	(31,978)
Rite Aid Corp. *	(9,396)	(42,658)
Supervalu, Inc.	(797)	(23,631)
Sysco Corp.	(1,355)	(45,325)
United Natural Foods, Inc. *	(871)	(26,992)
Walgreen Co.	(728)	(32,316)
Whole Foods Market, Inc.	(726)	(43,146)
		(313,391)
Food Products — (2.2)%
Campbell Soup Co.	(640)	(23,360)
Corn Products International, Inc.	(981)	(31,922)
Flowers Foods, Inc.	(701)	(18,843)
Hershey Co. (The)	(758)	(40,515)
Kellogg Co.	(487)	(24,116)
McCormick & Co., Inc.	(767)	(29,131)
Pilgrim’s Pride Corp.	(1,291)	(35,309)
Smithfield Foods, Inc. *	(503)	(13,591)
Tyson Foods, Inc. (Class A)	(2,887)	(45,846)
WM Wrigley Jr Co.	(925)	(42,606)
		(305,239)

Household Products — (0.4)%
Clorox Co.	(173)	(10,899)
Procter & Gamble Co.	(726)	(44,997)
		(55,896)
Personal Products — (0.3)%
Avon Products, Inc.	(1,422)	(43,599)
Total Consumer Staples		(718,125)

Energy — (6.0)%
Energy Equipment & Services — (2.0)%	(588)	(43,059)
CARBO Ceramics, Inc.	(1,521)	(31,028)
Dresser-Rand Group, Inc. *	(157)	(8,431)
FMC Technologies, Inc. *	(2,145)	(39,082)
Hanover Compressor Co. *	(339)	(19,004)
Hydril *	(372)	(6,815)
RPC, Inc.	(757)	(29,372)
Smith International, Inc.	(534)	(28,542)
Transocean, Inc. *	(931)	(38,841)
Weatherford International Ltd. *	(911)	(32,823)
Universal Compression Holdings, Inc. *		(276,997)

Oil, Gas & Consumable Fuels — (4.0)%
Alpha Natural Resources, Inc. *	(1,849)	(29,140)
Arch Coal, Inc.	(1,005)	(29,055)
ATP Oil & Gas Corp. *	(581)	(21,462)
Berry Petroleum Co. (Class A)	(994)	(27,991)
Bill Barrett Corp. *	(1,040)	(25,542)
Cheniere Energy, Inc. *	(1,288)	(38,266)
Consol Energy, Inc.	(783)	(24,845)
Delta Petroleum Corp. *	(1,271)	(28,623)
Encore Acquisition Co. *	(360)	(8,762)
Energy Partners Ltd. *	(1,413)	(34,830)
Evergreen Energy, Inc. *	(664)	(6,979)
Forest Oil Corp. *	(977)	(30,863)
Hess Corp.	(226)	(9,361)
Massey Energy Co.	(1,753)	(36,708)
Murphy Oil Corp.	(840)	(39,942)
Newfield Exploration Co. *	(518)	(19,964)
Peabody Energy Corp.	(457)	(16,809)
PetroHawk Energy Corp. *	(2,688)	(27,902)
Quicksilver Resources, Inc. *	(1,243)	(39,652)
Southwestern Energy Co. *	(1,073)	(32,051)
Williams Cos, Inc.	(1,228)	(29,312)
		(558,059)
Total Energy		(835,056)

Financials — (12.7)%
Capital Markets — (3.5)%
American Capital Strategies Ltd.	(943)	(37,220)
Charles Schwab Corp. (The)	(2,084)	(37,304)
Eaton Vance Corp.	(1,651)	(47,648)
Federated Investors, Inc. (Class B)	(1,303)	(44,054)
GFI Group, Inc. *	(494)	(27,313)
Janus Capital Group, Inc.	(2,368)	(46,697)
Legg Mason, Inc.	(458)	(46,194)

Northern Trust Corp.	(774)	(45,225)
Nuveen Investments, Inc. (Class A)	(893)	(45,748)
T Rowe Price Group, Inc.	(757)	(36,222)
TD Ameritrade Holding Corp.	(2,111)	(39,792)
Waddell & Reed Financial, Inc.	(1,397)	(34,576)
		(487,993)
Commercial Banks — (3.1)%
Bank of Hawaii Corp.	(196)	(9,439)
City National Corp.	(515)	(34,536)
Commerce Bancorp, Inc.	(1,219)	(44,749)
East West Bancorp, Inc.	(809)	(32,044)
Fifth Third Bancorp.	(1,051)	(40,022)
First Midwest Bancorp, Inc./IL	(460)	(17,429)
Mercantile Bankshares Corp.	(687)	(24,917)
Popular, Inc.	(1,124)	(21,851)
SVB Financial Group *	(778)	(34,730)
South Financial Group, Inc. (The)	(226)	(5,883)
Synovus Financial Corp.	(1,000)	(29,370)
TD Banknorth, Inc.	(1,333)	(38,497)
UCBH Holdings, Inc.	(1,733)	(30,258)
UnionBanCal Corp.	(708)	(43,117)
Valley National Bancorp.	(463)	(11,839)
Westamerica Bancorporation	(353)	(17,830)
		(436,511)
Consumer Finance — (0.3)%
American Express Co.	(751)	(42,116)

Diversified Financial Services — (1.6)%
Chicago Mercantile Exchange Holdings, Inc.	(104)	(49,738)
IntercontinentalExchange, Inc. *	(279)	(20,945)
International Securities Exchange Holdings, Inc.	(714)	(33,479)
Leucadia National Corp.	(1,515)	(39,648)
Moody’s Corp.	(509)	(33,278)
Nasdaq Stock Market, Inc. (The) *	(1,530)	(46,267)
		(223,355)
Insurance — (2.5)%
Aflac, Inc.	(739)	(33,817)
Arthur J Gallagher & Co.	(1,554)	(41,445)
Brown & Brown, Inc.	(976)	(29,827)
Conseco, Inc. *	(306)	(6,423)
Everest Re Group Ltd.	(439)	(42,816)
Hilb Rogal & Hobbs Co.	(489)	(20,856)
Marsh & McLennan Cos, Inc.	(1,581)	(44,505)
Mercury General Corp.	(502)	(24,904)
National Financial Partners Corp.	(837)	(34,342)
Phoenix Cos, Inc. (The)	(1,321)	(18,494)
RLI Corp.	(405)	(20,570)
Stancorp Financial Group, Inc.	(722)	(32,223)
		(350,222)
Real Estate — (0.7)%
Apartment Investment & Management Co. REIT	(199)	(10,828)
Boston Properties, Inc. REIT	(41)	(4,237)
Cousins Properties, Inc. REIT	(303)	(10,366)
Developers Diversified Realty Corp. REIT	(95)	(5,297)

Equity Office Properties Trust REIT	(138)	(5,487)
Federal Realty Invs Trust REIT	(132)	(9,808)
General Growth Properties, Inc. REIT	(94)	(4,479)
Post Properties, Inc. REIT	(267)	(12,688)
Potlatch Corp. REIT	(978)	(36,284)
Reckson Associates Realty Corp. REIT	(92)	(3,938)
		(103,412)
Thrifts & Mortgage Finance — (1.0)%
Astoria Financial Corp.	(646)	(19,910)
Hudson City Bancorp, Inc.	(3,236)	(42,877)
New York Community Bancorp, Inc.	(2,372)	(38,853)
People’s Bank	(382)	(15,130)
Sovereign Bancorp, Inc.	(158)	(3,399)
Webster Financial Corp.	(265)	(12,484)
		(132,653)
Total Financials		(1,776,262)

Health Care — (10.1)%
Biotechnology — (1.0)%
Celgene Corp. *	(813)	(35,203)
Human Genome Sciences, Inc. *	(1,799)	(20,760)
Medimmune, Inc. *	(1,508)	(44,049)
Myogen, Inc. *	(481)	(16,873)
Vertex Pharmaceuticals, Inc. *	(575)	(19,349)
		(136,234)
Health Care Equipment & Supplies — (3.3)%
Alcon, Inc.	(427)	(48,892)
Arthrocare Corp. *	(685)	(32,099)
Biomet, Inc.	(1,190)	(38,306)
Boston Scientific Corp. *	(2,191)	(32,405)
Cooper Cos., Inc. (The)	(857)	(45,850)
Hologic, Inc. *	(344)	(14,971)
Hospira, Inc. *	(1,121)	(42,901)
Medtronic, Inc.	(198)	(9,195)
PolyMedica Corp.	(607)	(25,986)
Resmed, Inc. *	(979)	(39,405)
Respironics, Inc. *	(773)	(29,846)
St Jude Medical, Inc. *	(1,225)	(43,230)
Stryker Corp.	(672)	(33,324)
Varian Medical Systems, Inc. *	(381)	(20,342)
Zimmer Holdings, Inc. *	(185)	(12,488)
		(469,240)
Health Care Providers & Services — (2.3)%
Brookdale Senior Living, Inc.	(364)	(16,897)
DaVita, Inc. *	(810)	(46,875)
Health Management Associates, Inc. (Class A)	(688)	(14,379)
Medco Health Solutions, Inc. *	(169)	(10,159)
Omnicare, Inc.	(799)	(34,429)
Owens & Minor, Inc.	(353)	(11,610)
Patterson Cos., Inc. *	(1,117)	(37,542)
PSS World Medical, Inc. *	(1,065)	(21,289)
Psychiatric Solutions, Inc. *	(1,338)	(45,612)
Tenet Healthcare Corp. *	(6,658)	(54,196)
United Surgical Partners International, Inc. *	(888)	(22,049)
		(315,037)

Health Care Technology — (0.2)%
Eclipsys Corp. *	(1,338)	(23,964)

Life Sciences Tools & Services — (1.8)%
Affymetrix, Inc. *	(2,009)	(43,314)
Covance, Inc. *	(731)	(48,524)
Millipore Corp. *	(659)	(40,397)
Nektar Therapeutics *	(2,345)	(33,791)
Pharmaceutical Product Development, Inc.	(359)	(12,813)
Techne Corp. *	(231)	(11,749)
Thermo Electron Corp. *	(1,144)	(44,993)
Ventana Medical Systems, Inc. *	(531)	(21,681)
		(257,262)
Pharmaceuticals — (1.5)%
Abraxis BioScience, Inc. *	(740)	(20,557)
Adams Respiratory Therapeutics, Inc. *	(362)	(13,246)
Allergan, Inc.	(386)	(43,466)
Bristol-Myers Squibb Co.	(1,113)	(27,736)
Medicines Co. *	(1,296)	(29,238)
Medicis Pharmaceutical Corp. (Class A)	(1,428)	(46,196)
Sepracor, Inc. *	(649)	(31,437)
		(211,876)
Total Health Care		(1,413,613)

Industrials — (10.0)%
Aerospace & Defense — (1.7)%
Armor Holdings, Inc. *	(204)	(11,695)
BE Aerospace, Inc. *	(509)	(10,735)
Boeing Co.	(461)	(36,350)
Curtiss-Wright Corp.	(770)	(23,370)
DRS Technologies, Inc.	(446)	(19,477)
Esterline Technologies Corp. *	(462)	(15,597)
Hexcel Corp. *	(2,750)	(38,913)
L-3 Communications Holdings, Inc.	(294)	(23,029)
Precision Castparts Corp.	(262)	(16,548)
Rockwell Collins, Inc.	(698)	(38,278)
		(233,992)
Air Freight & Logistics — (0.7)%
Expeditors International Washington, Inc.	(909)	(40,523)
Forward Air Corp.	(574)	(18,994)
United Parcel Service, Inc. (Class B)	(543)	(39,063)
		(98,580)
Airlines (0.2)%
JetBlue Airways Corp. *	(3,396)	(31,481)

Commercial Services & Supplies — (2.9)%
Allied Waste Industries, Inc. *	(2,821)	(31,793)
Brady Corp. (Class A)	(551)	(19,373)
ChoicePoint, Inc. *	(1,163)	(41,635)
Cintas Corp.	(712)	(29,071)
Copart, Inc. *	(568)	(16,012)
Corporate Executive Board Co.	(456)	(40,999)
Herman Miller, Inc.	(516)	(17,652)

HNI Corp.	(466)	(19,376)
Mine Safety Appliances Co.	(497)	(17,713)
Navigant Consulting, Inc. *	(936)	(18,776)
Republic Services, Inc.	(1,015)	(40,813)
Resources Connection, Inc. *	(1,064)	(28,505)
Stericycle, Inc. *	(652)	(45,503)
Waste Connections, Inc. *	(963)	(36,507)
		(403,728)
Construction & Engineering — (0.6)%
Fluor Corp.	(495)	(38,061)
Shaw Group, Inc. (The) *	(1,970)	(46,571)
		(84,632)
Electrical Equipment — (0.9)%
American Power Conversion Corp.	(2,312)	(50,772)
Energy Conversion Devices, Inc. *	(1,190)	(44,078)
Evergreen Solar, Inc. *	(670)	(5,561)
Rockwell Automation, Inc.	(573)	(33,291)
		(133,702)
Industrial Conglomerates — (0.1)%
3M Co.	(206)	(15,330)

Machinery — (1.7)%
Briggs & Stratton Corp.	(1,159)	(31,930)
Clarcor, Inc.	(650)	(19,819)
Danaher Corp.	(661)	(45,391)
Donaldson Co., Inc.	(923)	(34,059)
ESCO Technologies, Inc. *	(605)	(27,854)
Flowserve Corp. *	(851)	(43,052)
Joy Global, Inc.	(308)	(11,584)
Pall Corp.	(621)	(19,133)
		(232,822)
Marine — (0.4)%
Alexander & Baldwin, Inc.	(450)	(19,967)
Kirby Corp. *	(1,035)	(32,426)
		(52,393)
Road & Rail — (0.4)%
Knight Transportation, Inc.	(1,205)	(20,425)
Landstar System, Inc.	(183)	(7,814)
Werner Enterprises, Inc.	(1,407)	(26,325)
		(54,564)
Trading Companies & Distributors — (0.4)%
Fastenal Co.	(1,199)	(46,245)
Watsco, Inc.	(221)	(10,168)
		(56,413)
Total Industrials		(1,397,637)

Information Technology — (16.1)%
Communications Equipment — (1.9)%
3Com Corp. *	(9,815)	(43,284)
Ciena Corp. *	(1,429)	(38,940)
Dycom Industries, Inc. *	(341)	(7,332)
JDS Uniphase Corp. *	(3,724)	(8,156)
Nortel Networks Corp. *	(19,870)	(45,701)
Powerwave Technologies, Inc. *	(4,479)	(34,040)

Research In Motion Ltd. *	(641)	(65,805)
Tekelec *	(1,942)	(25,168)
		(268,426)
Computers & Peripherals — (1.9)%
Apple Computer, Inc. *	(714)	(54,999)
Avid Technology, Inc. *	(950)	(34,599)
Diebold, Inc.	(998)	(43,443)
Intermec, Inc. *	(1,406)	(37,062)
Network Appliance, Inc. *	(352)	(13,028)
QLogic Corp. *	(1,033)	(19,524)
SanDisk Corp. *	(450)	(24,093)
Sun Microsystems, Inc. *	(9,624)	(47,831)
		(274,579)
Electronic Equipment & Instruments — (0.6)%
Celestica, Inc. *	(2,462)	(26,442)
Cogent, Inc. *	(1,621)	(22,256)
Flir Systems, Inc. *	(1,362)	(36,992)
		(85,690)
Internet Software & Services — (1.3)%
Akamai Technologies, Inc. *	(338)	(16,897)
CNET Networks, Inc. *	(3,994)	(38,263)
eBay, Inc. *	(1,600)	(45,376)
WebEx Communications, Inc. *	(1,165)	(45,458)
Yahoo!, Inc. *	(1,447)	(36,580)
		(182,574)
IT Services — (2.7)%
BearingPoint, Inc. *	(4,368)	(34,332)
CACI International, Inc. (Class A) *	(124)	(6,821)
DST Systems, Inc. *	(740)	(45,636)
Euronet Worldwide, Inc. *	(900)	(22,095)
First Data Corp.	(711)	(29,862)
Gartner, Inc. *	(1,541)	(27,106)
Iron Mountain, Inc. *	(831)	(35,683)
Mastercard, Inc. (Class A)	(187)	(13,155)
Paychex, Inc.	(723)	(26,643)
Sabre Holdings Corp. (Class A)	(1,290)	(30,173)
SRA International, Inc. (Class A) *	(1,113)	(33,457)
Talx Corp.	(843)	(20,670)
Unisys Corp. *	(2,182)	(12,350)
VeriFone Holdings, Inc. *	(1,284)	(36,658)
		(374,641)
Office Electronics — (0.3)%
Zebra Technologies Corp. *	(991)	(35,418)

Semiconductors & Semiconductor Equipment — (4.2)%
Altera Corp. *	(1,877)	(34,499)
ATMI, Inc. *	(997)	(28,983)
Cree, Inc. *	(837)	(16,832)
Cypress Semiconductor Corp. *	(2,938)	(52,208)
Entegris, Inc. *	(551)	(6,012)
Integrated Device Technology, Inc. *	(1,856)	(29,807)
Intel Corp.	(2,168)	(44,596)
International Rectifier Corp. *	(1,166)	(40,624)
Linear Technology Corp.	(1,322)	(41,141)

Marvell Technology Group Ltd. *	(1,236)	(23,941)
MEMC Electronic Materials, Inc. *	(1,089)	(39,890)
Micrel, Inc. *	(1,144)	(10,971)
Microchip Technology, Inc.	(1,307)	(42,373)
Microsemi Corp. *	(1,638)	(30,876)
Nvidia Corp. *	(1,470)	(43,497)
Sirf Technology Holdings, Inc. *	(1,525)	(36,585)
Spansion, Inc. (Class A) *	(1,636)	(27,272)
Tessera Technologies, Inc. *	(964)	(33,528)
		(583,635)
Software — (3.2)%
Activision, Inc. *	(3,566)	(53,847)
Adobe Systems, Inc. *	(1,471)	(55,089)
Ansys, Inc. *	(604)	(26,685)
Autodesk, Inc. *	(1,216)	(42,292)
Citrix Systems, Inc. *	(361)	(13,072)
Cognos, Inc. *	(319)	(11,644)
Electronic Arts, Inc. *	(900)	(50,112)
Intuit, Inc. *	(1,018)	(32,668)
Jack Henry & Associates, Inc.	(75)	(1,633)
NAVTEQ Corp. *	(977)	(25,510)
Take-Two Interactive Software, Inc. *	(2,676)	(38,160)
THQ, Inc. *	(1,929)	(56,269)
Transaction Systems Architects, Inc. *	(726)	(24,916)
Wind River Systems, Inc. *	(1,549)	(16,590)
		(448,487)
Total Information Technology		(2,253,450)

Materials — (3.5)%
Chemicals — (2.3)%
Air Products & Chemicals, Inc.	(618)	(41,017)
Ashland, Inc.	(612)	(39,033)
Chemtura Corp.	(4,511)	(39,110)
Ecolab, Inc.	(1,053)	(45,090)
EI Du Pont de Nemours & Co.	(873)	(37,399)
Monsanto Co.	(824)	(38,736)
Mosaic Co. (The) *	(2,426)	(40,999)
Scotts Miracle-Gro Co. (The) (Class A)	(862)	(38,351)
		(319,735)
Containers & Packaging — (0.7)%
Aptargroup, Inc.	(108)	(5,495)
Crown Holdings, Inc. *	(2,195)	(40,827)
Pactiv Corp. *	(709)	(20,150)
Smurfit-Stone Container Corp. *	(3,817)	(42,750)
		(109,222)
Metals & Mining — (0.3)%
Alcoa, Inc.	(787)	(22,068)
Allegheny Technologies, Inc.	(64)	(3,980)
Stillwater Mining Co. *	(2,133)	(17,917)
		(43,965)
Paper & Forest Products — (0.2)%
Bowater, Inc.	(1,284)	(26,412)
Total Materials		(499,334)

Telecommunication Services — (1.1)%
Diversified Telecommunication — (0.3)%
Citizens Communications Co.	(748)	(10,502)
NeuStar, Inc. (Class A) *	(1,169)	(32,440)
		(42,942)
Wireless Telecommunication Services — (0.8)%
Alltel Corp.	(157)	(8,714)
American Tower Corp. (Class A) *	(1,307)	(47,706)
SBA Communications Corp. (Class A) *	(1,277)	(31,068)
Sprint Nextel Corp.	(1,672)	(28,675)
		(116,163)
Total Telecommunication Services		(159,105)

Utilities — (4.5)%
Electric Utilities — (2.0)%
Allegheny Energy, Inc. *	(1,010)	(40,572)
DPL, Inc.	(378)	(10,251)
Entergy Corp.	(63)	(4,929)
Exelon Corp.	(651)	(39,412)
Hawaiian Electric Industries, Inc.	(1,054)	(28,521)
Idacorp, Inc.	(222)	(8,394)
Northeast Utilities	(1,548)	(36,022)
Sierra Pacific Resources *	(2,615)	(37,499)
Southern Co. (The)	(1,146)	(39,491)
Westar Energy, Inc.	(1,339)	(31,480)
		(276,571)
Gas Utilities (0.8)%
Equitable Resources, Inc.	(1,201)	(42,011)
New Jersey Resources Corp.	(504)	(24,847)
Piedmont Natural Gas Co.	(680)	(17,211)
WGL Holdings, Inc.	(735)	(23,035)
		(107,104)
Multi-Utilities — (1.5)%
Ameren Corp.	(751)	(39,645)
Consolidated Edison, Inc.	(465)	(21,483)
Dominion Resources, Inc.	(468)	(35,797)
Duke Energy Corp.	(1,248)	(37,690)
NiSource, Inc.	(1,234)	(26,827)
Public Service Enterprise Group, Inc.	(620)	(37,938)
Vectren Corp.	(651)	(17,479)
		(216,859)
Water Utilities — (0.2)%
Aqua America, Inc.	(1,506)	(33,041)
Total Utilities		(633,575)

Total Investments sold short — (83.7)%
(Proceeds — $11,555,553)		(11,741,423)

Total Investments, Net of
Investments Sold Short — 13.4% (Cost — $1,933,255)		1,874,913
Other Assets Less
Liabilities — 86.6%		12,150,368
Net Assets — 100.0%		$14,025,281

*     Non-income producing security.

(a) All of these securities have been pledged to cover open short positions.

Glossary:

REIT — Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust

Notes to Schedule of Investments (Unaudited)

Valuation of investments—Portfolio securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last sale price on that exchange or the official closing price on the NASDAQ on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange are valued at the official bid price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the administrator (“J.P. Morgan Investor Services Co.”) if those prices are considered by the administrator to be representative of market values as of the close of business of the New York Stock Exchange pursuant to procedures established by and under the supervision of the board of trustees; debt securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Securities and other assets, including those for which a pricing service supplies no quotations or quotations are not considered by the administrator to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees of the Trust. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business in the New York Stock Exchange (“NYSE”). Occasionally, events affecting the values of such securities may occur during such times. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith pursuant to procedures established by and under the supervision of the board of trustees.

Short Sales—Roszel/JPMorgan Multi-Cap Market Neutral Portfolio enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. If Roszel/JP Morgan Multi-Cap Market Neutral Portfolio shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Roszel/JP Morgan Multi-Cap Market Neutral Portfolio will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Roszel/JP Morgan Multi-Cap Market Neutral Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Roszel/JP Morgan Multi-Cap Market Neutral Portfolio designates collateral consisting of liquid assets sufficient to collateralize the market value of short positions.

As of September 30, 2006, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Portfolio	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Roszel/Lord Abbett Mid Cap Value Portfolio	$125,756,039	$29,232,074	$(3,820,657)	$25,411,417
Roszel/Franklin Mid Cap Growth Portfolio	2,139,137	193,260	(119,053)	74,207
Roszel/NWQ Small Cap Value Portfolio	4,947,537	1,287,143	(390,079)	897,064
Roszel/Delaware Small-Mid Cap Growth Portfolio	2,415,807	522,673	(169,447)	353,226
Roszel/Lazard International Portfolio	4,393,045	1,097,638	(29,103)	1,068,535
Roszel/William Blair International Portfolio	2,838,062	857,465	(23,677)	833,788
Roszel/Lord Abbett Government Securities Portfolio	9,197,789	85,745	(11,336)	74,409
Roszel/BlackRock Fixed-Income Portfolio (Formerly Roszel/MLIM Fixed-Income Portfolio)	11,130,353	4,109	(246,059)	(241,950)
Roszel/Lord Abbett Affiliated Portfolio	33,032,274	5,643,413	(302,124)	5,341,289
Roszel/Allianz CCM Capital Appreciation Portfolio	156,892,031	15,112,782	(3,172,866)	11,939,916
Roszel/Lord Abbett Large Cap Value Portfolio	7,480,530	1,490,000	(105,402)	1,384,598
Roszel/Davis Large Cap Value Portfolio (Formerly Roszel/BKF Large Cap Value Portfolio)	2,428,890	105,569	(9,833)	95,736
Roszel/Seligman Mid Cap Growth Portfolio	47,714,374	4,222,439	(978,204)	3,244,235
Roszel/Allianz NFJ Small Cap Value Portfolio	98,778,098	18,971,419	(3,611,593)	15,359,826
Roszel/JPMorgan Small Cap Growth Portfolio	69,868,446	9,899,445	(5,194,629)	4,704,816
Roszel/Delaware Trend Portfolio	31,725,806	6,540,252	(2,103,724)	4,436,528
Roszel/Lord Abbett Bond Debenture Portfolio	13,050,733	364,682	(356,507)	8,175
Roszel/BlackRock Relative Value Portfolio (Formerly Roszel/MLIM Relative Value Portfolio)	10,280,287	2,194,335	(224,372)	1,969,963
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,393,839	117,469	(17,526)	99,943
Roszel/AllianceBernstein Large Cap Core Portfolio	1,467,857	128,916	(91,557)	37,359
Roszel/Loomis Sayles Large Cap Growth Portfolio	1,315,673	76,403	(29,995)	46,408
Roszel/Rittenhouse Large Cap Growth Portfolio	6,831,690	708,547	(226,730)	481,817
Roszel/Marsico Large Cap Growth Portfolio	4,211,819	457,495	(105,222)	352,273
Roszel/Kayne Anderson Rudnick Small-Mid Cap Value Portfolio	2,257,251	252,189	(47,352)	204,837
Roszel/JPMorgan Multi-Cap Market Neutral Portfolio	13,488,808	618,426	(490,898)	127,528

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:	/s/ Deborah J. Adler
Deborah J. Adler
Chief Executive Officer
November 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Deborah J. Adler
Deborah J. Adler
Chief Executive Officer
November 14, 2006

By:	/s/ Ann Strootman
Ann Strootman
Treasurer
November 14, 2006